UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012

Patrick F. Quan
The Income Fund of America
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Income Fund of America®

[photo of a basket full of vegetables]
Semi-annual report for the six months ended January 31, 2012

The Income Fund of America seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–0.49%	0.48%	5.59%

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated October 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 35 for details.

Results for other share classes can be found on page 41.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a basket full of vegetables]

Fellow investors:

For the six months ended January 31, 2012, The Income Fund of America (IFA) posted a 2.9% gain for those investors who reinvested dividends totaling 36.9 cents per share.

The fund’s return topped that of the broader stock market as measured by the unmanaged Standard & Poor’s 500 Composite Index, which rose 2.7%. IFA’s results trailed the 4.3% increase recorded by the unmanaged Barclays Capital U.S. Aggregate Index, a proxy for the U.S. bond market.

Fund results meaningfully outpaced those of its income fund peer group as measured by the Lipper Income Funds Index, which notched a 0.7% increase.

The fund’s income-focused, risk-sensitive approach aims to produce solid long-term results for investors. As shown in the table on page 5, IFA’s 10-year and lifetime returns top those of its benchmarks.

Faring well amid varied conditions

The six-month period ended January 31 featured two fairly distinct market environments. It began with global stocks in the midst of a fairly steep downturn. Investors already concerned about the debt crisis affecting numerous European nations had their worries heightened when, in early August, Standard & Poor’s took the unprecedented step of downgrading the credit rating of U.S. debt. Lower-than-expected U.S. economic growth further undermined investor confidence. Yet in the fall, sentiment grew more optimistic as U.S. economic data actually showed improvement and a number of the countries facing debt troubles seemed to become more serious about reform. The U.S. stock market responded with a surge that more than erased the deficit accrued in the period’s early months.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of February 29, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.42%. The fund’s distribution rate for Class A shares as of that date was 3.77%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Areas of the market showing strength included a mix of traditionally defensive sectors such as health care, consumer staples and utilities, which often do well during periods of uncertainty, and more economically sensitive sectors such as information technology and industrials that often benefit from an improving economic outlook. One economically sensitive area that did not fare well was energy, which saw a meaningful decline. Financial stocks also continued to suffer.

The benefits of diversification

To help meet its income, growth and capital appreciation goals, the fund relies on a combination of stock and bond investments. The period demonstrated how, at different points within a market cycle, IFA draws support from different areas of its portfolio. For example, high-quality fixed-income securities such as U.S. Treasury bills bolstered the fund during the tumultuous early part of the period, enabling it to hold up considerably better than the broader stock market. During the period’s second half, however, the fund’s equity investments helped it meaningfully participate in the stock market rally. And throughout the six months, IFA’s high-yield bonds were critical income contributors. It is perhaps during these periods of mixed results when the value of the fund’s broad-based, flexible approach to pursuing its objectives is most on display.

Larger positions, solid results

Rather than building a portfolio designed to benefit from a specific economic or market outcome, the fund’s emphasis on fundamental research is designed to identify investment opportunities that have the potential to meet fund objectives over multi-year periods. This company-by-company research served the fund well during the period with 15 of the fund’s 20 largest equity investments outpacing the return of the broader market.

Standouts included a number of the fund’s top-10 holdings, such as Home Depot (27.1%), Bristol-Myers Squibb (12.5%), Merck (12.1%), Waste Management (10.4%) and Verizon (6.7%). Other top-20 positions showing particular strength included Spectra Energy (16.5%), Duke Energy (14.6%), McDonalds (14.5%), steelmaker Nucor (14.4%) and real estate investment trust HCP (14.4%).

Larger positions that detracted from results included Royal Dutch Shell (–1.4%), chemical giant DuPont (–1.0%) and Chevron (–0.9%).

Not surprising given the difficult conditions in Europe, a number of companies domiciled there detracted from results. In particular, a trio of telecommunications companies — Portugal Telecom (–42.7%), France Télécom (–27.7%) and Dutch provider Koninklijke KPN (–23.3%) — suffered meaningful declines in share price as investors grew worried that regulated companies in cash-strapped countries might be seen as candidates for increased taxation.

At period-end, 28.9% of the fund’s assets were invested in fixed-income securities. As a group, higher quality bonds including U.S. Treasuries fared well for the six months as investors sought relative safety amid the uncertainty that marked the early part of the period. Conversely, prices for high-yield bonds, whose values often rise and fall in response to macroeconomic factors, did not fully recover from losses suffered early in the period and weighed on results. Though as noted earlier, they remain crucial contributors to the fund’s income objective.

During the six months, the fund made select adjustments to the portfolio. Changes included adding to holdings in the materials area and reducing our investments in telecommunications firms.

The road ahead

Looking ahead, we are cautiously optimistic that the global economy is in various stages of repair. We continue to find compelling opportunities among equities, where the dividend climate is generally favorable and, by a number of measures, appears to be improving. This is important in the current low-interest-rate environment in which obtaining income from bonds remains a challenge.

In the coming months, we will continue to pay close attention to conditions in the global economy and conduct intensive research on companies and issuers as we seek out investment opportunities for the fund.

We thank you for your continuing commitment to long-term investing.

Cordially,

/s/ Hilda L. Applbaum

Hilda L. Applbaum
Vice Chairman and
Principal Executive Officer

/s/ David C. Barclay

David C. Barclay
President

March 9, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company, and former chairman of The Capital Group Companies, Inc.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder, and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance (with dividends reinvested or interest compounded)

			For periods ended January 31, 2012

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime1
The Income Fund of America (Class A shares)	2.9%	5.9%	1.8%	6.4%	11.3%

Standard & Poor’s 500 Composite Index	2.7	4.2	0.3	3.5	10.5

Lipper Income Funds Index	0.7	3.8	3.2	4.9	—	2

Barclays Capital U.S. Aggregate Index	4.3	8.7	6.7	5.8	8.2	3

Consumer Price Index (inflation)4	0.3	2.9	2.3	2.5	4.3

1 Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
2 The inception date for the index was December 31, 1988.
3 From December 1, 1973, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist.
4 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The indexes are unmanaged and, therefore, have no expenses.

A history of relatively high current income
For the five years ended January 31, 2012
The Income Fund of America’s 12-month dividend yield vs. benchmarks

[begin line chart]
Year-end	The Income Fund of America	Lipper Income Funds Average	S&P 500

1/31/2007	4.24	3.00	1.75
7/31/2007	4.43	3.09	1.81
1/31/2008	4.68	3.57	2.03
7/31/2008	5.23	3.87	2.29
1/31/2009	6.72	4.51	3.39
7/31/2009	5.64	3.81	2.53
1/31/2010	4.56	3.15	2.07
7/31/2010	4.26	2.88	2.00
1/31/2011	4.45	2.78	1.78
7/31/2011	4.40	2.77	1.90
1/31/2012	4.09	2.61	2.03
[end line chart]
All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

January 31, 2012 (unaudited)	Percent
of net
Investment mix by security type	assets
U.S. common stocks	46.3%
Common stocks of issuers outside the U.S.	18.1
U.S. Treasury & agency bonds & notes	3.3
Convertible securities, preferred stocks & warrants	1.5
Other fixed-income securities	25.6
Short-term securities & other assets less liabilities	5.2

Five largest sectors in common stock holdings

Industrials	8.2%
Health care	7.2
Consumer staples	7.2
Financials	6.6
Energy	6.5

Ten largest common stock holdings

Bristol-Myers Squibb	2.3%
Verizon	2.3
Merck	2.2
Home Depot	2.2
General Electric	1.8
Royal Dutch Shell	1.8
Chevron	1.6
Waste Management	1.5
DuPont	1.3
Philip Morris International	1.3

Country diversification

United States	71.9%
Euro zone*	6.1
United Kingdom	6.0
Canada	2.7
Australia	2.0
Switzerland	1.4
Other countries	4.7
Short-term securities & other assets less liabilities	5.2

*Countries using the euro as a common currency; those represented in the fund's portfolio are Belgium, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

July 31, 2011 (unaudited)	Percent
of net
Investment mix by security type	assets
U.S. common stocks	42.6%
Common stocks of issuers outside the U.S.	20.5
U.S. Treasury & agency bonds & notes	3.6
Convertible securities, preferred stocks & warrants	1.7
Other fixed-income securities	26.9
Short-term securities & other assets less liabilities	4.7

Five largest sectors in common stock holdings

Industrials	8.3%
Financials	7.0
Consumer staples	6.9
Energy	6.7
Health care	6.4

Ten largest common stock holdings

Verizon	2.4%
Bristol-Myers Squibb	2.1
Royal Dutch Shell	1.9
Merck	1.9
Home Depot	1.7
Chevron	1.6
Philip Morris International	1.3
Waste Management	1.3
DuPont	1.3
General Electric	1.3

Country diversification

United States	70.0%
Euro zone*	7.5
United Kingdom	6.6
Canada	2.7
Australia	2.0
Switzerland	.9
Other countries	5.6
Short-term securities & other assets less liabilities	4.7

*Countries using the euro as a common currency; those represented in the fund's portfolio are Belgium, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Summary investment portfolio  January 31, 2012

			unaudited

			Percent
		Value	of net
Common stocks - 64.37%	Shares	(000)	assets

Industrials - 8.15%
General Electric Co.	67,299,500	$1,259,173	1.81%
Waste Management, Inc. (1)	28,975,000	1,007,171	1.45
Lockheed Martin Corp.	9,107,400	749,721	1.08
Schneider Electric SA	5,343,606	331,871	.47
Eaton Corp.	6,000,000	294,180	.42
Other securities		2,034,067	2.92
		5,676,183	8.15

Health care - 7.23%
Bristol-Myers Squibb Co.	50,386,096	1,624,448	2.33
Merck & Co., Inc.	39,492,166	1,510,970	2.17
Pfizer Inc	30,605,000	654,947	.94
Eli Lilly and Co.	12,900,000	512,646	.74
Johnson & Johnson	4,545,000	299,561	.43
Other securities		432,603	.62
		5,035,175	7.23

Consumer staples - 7.20%
Philip Morris International Inc.	11,895,000	889,389	1.28
Kraft Foods Inc., Class A	17,000,821	651,131	.93
Procter & Gamble Co.	8,090,000	509,994	.73
Unilever NV, depository receipts	9,295,000	309,429
Unilever NV (New York registered)	5,051,750	168,476	.69
Altria Group, Inc.	16,350,000	464,340	.67
H.J. Heinz Co.	7,000,000	362,950	.52
Sysco Corp.	9,880,477	297,501	.43
Nestlé SA	5,005,000	286,816	.41
Other securities		1,068,973	1.54
		5,008,999	7.20

Financials - 6.58%
HCP, Inc.	18,405,800	773,596	1.11
Weyerhaeuser Co.	26,212,881	524,782	.75
Digital Realty Trust, Inc. (1)	5,575,000	395,045	.57
Other securities		2,887,531	4.15
		4,580,954	6.58

Energy - 6.46%
Royal Dutch Shell PLC, Class B (ADR)	9,025,000	661,893
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	428,160
Royal Dutch Shell PLC, Class B	3,797,147	138,130	1.77
Chevron Corp.	10,835,000	1,116,872	1.61
Spectra Energy Corp	20,150,500	634,539	.91
Crescent Point Energy Corp.	13,750,000	628,877	.90
ConocoPhillips	5,000,000	341,050	.49
Other securities		544,177	.78
		4,493,698	6.46

Consumer discretionary - 5.80%
Home Depot, Inc.	33,695,000	1,495,721	2.15
McDonald's Corp.	6,770,000	670,569	.96
McGraw-Hill Companies, Inc.	11,090,000	510,140	.73
Time Warner Cable Inc.	4,900,000	361,228	.52
Other securities		999,746	1.44
		4,037,404	5.80

Telecommunication services - 5.79%
Verizon Communications Inc.	42,987,500	1,618,909	2.33
Telstra Corp. Ltd.	170,670,000	603,369	.87
AT&T Inc.	15,424,621	453,638	.65
Koninklijke KPN NV	39,987,209	438,318	.63
France Télécom SA	23,340,000	350,025	.50
Other securities		566,313	.81
		4,030,572	5.79

Utilities - 5.07%
Duke Energy Corp.	33,311,172	709,861	1.02
National Grid PLC	67,110,000	668,352	.96
GDF SUEZ	15,845,121	430,069	.62
Power Assets Holdings Ltd.	55,138,000	397,789	.57
Other securities		1,320,104	1.90
		3,526,175	5.07

Materials - 3.76%
E.I. du Pont de Nemours and Co.	18,341,000	933,374	1.34
Nucor Corp.	13,580,000	604,174	.87
Dow Chemical Co.	10,704,900	358,721	.51
MeadWestvaco Corp. (1)	10,142,000	298,580	.43
Other securities		423,223	.61
		2,618,072	3.76

Information technology - 3.56%
Microchip Technology Inc. (1)	14,128,000	521,464	.75
Microsoft Corp.	14,065,000	415,340	.60
KLA-Tencor Corp.	7,950,000	406,484	.58
Maxim Integrated Products, Inc.	14,156,000	379,947	.55
Automatic Data Processing, Inc.	6,344,337	347,543	.50
Other securities		406,774	.58
		2,477,552	3.56

Miscellaneous - 4.77%
Other common stocks in initial period of acquisition		3,316,800	4.77

Total common stocks (cost: $40,157,387,000)		44,801,584	64.37

			Percent
		Value	of net
Preferred stocks - 0.44%	Shares	(000)	assets

Financials - 0.42%
Fannie Mae, Series S, 8.25% noncumulative (2)	1,511,450	2,286	.00
Other securities		286,621	.42
		288,907	.42

Miscellaneous - 0.02%
Other preferred stocks in initial period of acquisition		16,666	.02

Total preferred stocks (cost: $325,471,000)		305,573	.44

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		465	.00

Total warrants (cost: $32,681,000)		465	.00

			Percent
		Value	of net
Convertible securities - 1.02%		(000)	assets

Other - 1.02%
Other securities		711,433	1.02

Total convertible securities (cost: $756,506,000)		711,433	1.02

	Principal		Percent
	amount	Value	of net
Bonds & notes - 28.94%	(000)	(000)	assets

Financials - 5.57%
HCP, Inc. 3.75% 2016	$20,000	20,807	.03
Other securities		3,854,098	5.54
		3,874,905	5.57

Mortgage-backed obligations (3) - 4.55%
Fannie Mae:
4.50% 2042	281,000	300,319
3.00%-11.50% 2012-2047 (4)	1,785,609	1,918,182	3.19
Freddie Mac 2.476%-10.93% 2018-2041 (4)	253,402	277,023	.40
Other securities		672,049	.96
		3,167,573	4.55

Consumer discretionary - 3.49%
Home Depot, Inc. 5.95% 2041	25,000	32,250	.05
Other securities		2,394,963	3.44
		2,427,213	3.49

Bonds & notes of U.S. government & government agencies - 3.27%
U.S. Treasury 0.125%-8.75% 2012-2041 (5)	1,796,423	2,062,598	2.96
Fannie Mae 0.75%-6.25% 2013-2029	56,675	70,114	.10
Freddie Mac 1.125%-2.375% 2012-2022	68,275	69,717	.10
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,837	.02
Other securities		65,362	.09
		2,279,628	3.27

Telecommunication services - 2.09%
Verizon Communications Inc. 3.00%-8.75% 2014-2041	103,735	119,919	.17
Other securities		1,337,609	1.92
		1,457,528	2.09

Industrials - 1.98%
General Electric Corp. 5.25% 2017	9,825	11,501
General Electric Capital Corp. 1.213%-6.00% 2014-2021 (4)	81,705	84,417	.14
Other securities		1,281,977	1.84
		1,377,895	1.98

Energy - 1.42%
Shell International Finance BV 1.875%-6.375% 2013-2038	48,500	54,723	.08
Chevron Corp. 3.95%-4.95% 2014-2019	13,495	16,203	.02
Other securities		917,917	1.32
		988,843	1.42

Consumer staples - 1.19%
Philip Morris International Inc. 2.90%-4.375% 2021-2041	7,000	7,214	.01
Other securities		819,396	1.18
		826,610	1.19

Materials - 0.90%
E.I. du Pont de Nemours and Co. 0.994% 2014 (4)	35,000	35,189	.05
Other securities		589,872	.85
		625,061	.90

Other - 4.48%
Other securities		3,121,706	4.48

Total bonds & notes (cost: $19,404,605,000)		20,146,962	28.94

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.93%	(000)	(000)	assets

Fannie Mae 0.04%-0.23% due 2/1/2012-1/7/2013	1,289,162	1,288,796	1.85%
Freddie Mac 0.07%-0.20% due 2/14-12/27/2012	956,290	955,982	1.37
Federal Home Loan Bank 0.03%-0.20% due 2/3-11/6/2012	470,850	470,756	.68
U.S. Treasury Bills 0.046%-0.14% due 2/9-7/12/2012	196,200	196,162	.28
General Electric Co. 0.11% due 3/20/2012	41,900	41,894	.06
Merck & Co. Inc. 0.06% due 2/27/2012 (6)	25,000	24,999	.04
Other securities		1,145,881	1.65

Total short-term securities (cost: $4,124,172,000)		4,124,470	5.93

Total investment securities (cost: $64,800,822,000)		70,090,487	100.70
Other assets less liabilities		(484,455)	(.70)

Net assets		$69,606,032	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $197,197,000, which represented .28% of the net assets of the fund. Some of these securities (with an aggregate value of $18,159,000, an aggregate cost of $14,816,000 and representing .03% of the net assets of the fund) were acquired through private placement transactions from 7/17/2009 to 4/30/2010 that may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2012 (000)

Waste Management, Inc.	28,115,000	2,560,000	1,700,000	28,975,000	$19,717	$1,007,171
Microchip Technology Inc.	14,128,000	-	-	14,128,000	9,819	521,464
Digital Realty Trust, Inc.	5,790,000	-	215,000	5,575,000	7,728	395,045
MeadWestvaco Corp.	7,820,000	2,322,000	-	10,142,000	4,586	298,580
Masco Corp.	21,789,951	-	-	21,789,951	3,268	263,005
Hospitality Properties Trust	8,015,000	-	-	8,015,000	7,214	194,203
Hospitality Properties Trust 6.30% 2016	$13,577,000	$9,000,000	-	$22,577,000	553	24,034
Hospitality Properties Trust 6.70% 2018	$16,175,000	-	$2,250,000	$13,925,000	524	15,497
Hospitality Properties Trust 6.75% 2013	$12,650,000	-	-	$12,650,000	429	12,861
Hospitality Properties Trust 5.625% 2017	$10,169,000	-	-	$10,169,000	316	10,509
Hospitality Properties Trust 5.125% 2015	$2,160,000	$1,000,000	-	$3,160,000	101	3,244
Arthur J. Gallagher & Co.	6,000,000	-	-	6,000,000	3,960	200,040
R.R. Donnelley & Sons Co.	12,795,400	550,000	-	13,345,400	10,266	151,604
FirstMerit Corp.	5,495,000	-	-	5,495,000	1,758	86,217
Trustmark Corp.	3,257,000	-	-	3,257,000	1,498	76,767
City Holding Co.	741,000	-	-	741,000	511	26,335
Douglas Dynamics, Inc.	-	1,350,000	-	1,350,000	277	18,374
KLA-Tencor Corp. (7)	8,190,000	680,000	920,000	7,950,000	6,122	-
Portugal Telecom, SGPS, SA (7)	46,135,276	-	28,465,194	17,670,082	5,561	-
					$84,208	$3,304,950

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Index-linked bond whose principal amount moves with a government price index.
(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,402,566,000, which represented 7.76% of the net assets of the fund.

(7) Unaffiliated issuer at 1/31/2012.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $61,477,768)	$66,785,537
Affiliated issuers (cost: $3,323,054)	3,304,950	$70,090,487
Cash denominated in currencies other than U.S. dollars (cost: $42,541)		42,541
Cash		1,050
Receivables for:
Sales of investments	159,751
Sales of fund's shares	95,003
Dividends and interest	375,479	630,233
		70,764,311
Liabilities:
Payables for:
Purchases of investments	1,033,810
Repurchases of fund's shares	73,962
Investment advisory services	12,277
Services provided by related parties	34,233
Trustees' deferred compensation	3,723
Other	274	1,158,279
Net assets at January 31, 2012		$69,606,032

Net assets consist of:
Capital paid in on shares of beneficial interest		$71,129,009
Undistributed net investment income		374,093
Accumulated net realized loss		(7,186,629)
Net unrealized appreciation		5,289,559
Net assets at January 31, 2012		$69,606,032

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (4,080,375 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$53,653,190	3,141,031	$17.08
Class B	1,417,401	83,592	16.96
Class C	6,040,812	357,376	16.90
Class F-1	2,211,381	129,689	17.05
Class F-2	865,018	50,659	17.08
Class 529-A	1,008,848	59,155	17.05
Class 529-B	65,560	3,857	17.00
Class 529-C	345,225	20,312	17.00
Class 529-E	47,529	2,794	17.01
Class 529-F-1	34,090	1,999	17.05
Class R-1	111,458	6,559	16.99
Class R-2	555,915	32,843	16.93
Class R-3	1,136,222	66,734	17.03
Class R-4	875,261	51,312	17.06
Class R-5	427,246	25,013	17.08
Class R-6	810,876	47,450	17.09

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22,605; also includes $82,285 from affiliates)	$867,611
Interest (includes $1,923 from affiliates)	631,654	$1,499,265

Fees and expenses*:
Investment advisory services	79,766
Distribution services	109,894
Transfer agent services	31,287
Administrative services	3,663
Reports to shareholders	1,588
Registration statement and prospectus	204
Trustees' compensation	71
Auditing and legal	26
Custodian	976
Other	965	228,440
Net investment income		1,270,825

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $86; also includes $132,065 net loss from affiliates)	263,800
Currency transactions	(6,238)	257,562
Net unrealized appreciation (depreciation) on:
Investments	330,665
Currency translations	(1,249)	329,416
Net realized gain and unrealized appreciation on investments and currency		586,978
Net increase in net assets resulting from operations		$1,857,803

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended January 31, 2012*	Year ended July 31, 2011
Operations:
Net investment income	$1,270,825	$2,824,569
Net realized gain on investments and currency transactions	257,562	1,795,627
Net unrealized appreciation on investments and currency translations	329,416	4,485,428
Net increase in net assets resulting from operations	1,857,803	9,105,624

Dividends paid to shareholders from net investment income	(1,448,634)	(2,972,073)

Net capital share transactions	322,373	(789,509)

Total increase in net assets	731,542	5,344,042

Net assets:
Beginning of period	68,874,490	63,530,448
End of period (including undistributed
net investment income: $374,093 and $551,902, respectively)	$69,606,032	$68,874,490

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
    unaudited

1.	Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes (Class A, B and C shares, as well as two Class F shares, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund may participate in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2012, the fund had unfunded bond commitments of $9,550,000, which represented 0.01% of the net assets of the fund.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of January 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Industrials	$5,676,173	$-	$10	$5,676,183
Health care	5,035,175	-	-	5,035,175
Consumer staples	5,008,999	-	-	5,008,999
Financials	4,580,954	-	-	4,580,954
Energy	4,493,698	-	-	4,493,698
Consumer discretionary	4,037,111	293	-	4,037,404
Telecommunication services	4,030,572	-	-	4,030,572
Utilities	3,526,175	-	-	3,526,175
Materials	2,618,072	-	-	2,618,072
Information technology	2,477,552	-	-	2,477,552
Miscellaneous	3,316,800	-	-	3,316,800
Preferred stocks	130,281	175,292	-	305,573
Warrants	-	465	-	465
Convertible securities	460,296	251,137	-	711,433
Bonds & notes:
Corporate bonds & notes	-	11,444,648	133,407	11,578,055
Mortgage-backed obligations	-	3,158,218	9,355	3,167,573
Bonds & notes of U.S. government & government agencies	-	2,279,628	-	2,279,628
Other	-	3,121,706	-	3,121,706
Short-term securities	-	4,124,470	-	4,124,470
Total	$45,391,858	$24,555,857	$142,772	$70,090,487

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended January 31, 2012 (dollars in thousands):

	Beginning value at 8/1/2011	Purchases	Sales	Net realized gain*	Unrealized depreciation*	Transfers out of Level 3†	Ending value at 1/31/2012
Investment securities	$190,255	$2,953	$(19,585)	$791	$(9,364)	$(22,278)	$142,772

Net unrealized depreciation during the period on Level 3 investment securities held at January 31, 2012 (dollars in thousands)*:							$(2,765)

*Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$554,647
Capital loss carryforward expiring 2018*	(7,442,409)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$8,597,554
Gross unrealized depreciation on investment securities	(3,318,906)
Net unrealized appreciation on investment securities	5,278,648
Cost of investment securities	64,811,839

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended January 31, 2012	Year ended July 31, 2011

Class A	$1,143,379	$2,330,998
Class B	27,229	80,729
Class C	107,942	230,046
Class F-1	44,641	85,584
Class F-2	17,928	30,163
Class 529-A	20,411	38,154
Class 529-B	1,186	3,103
Class 529-C	5,819	11,366
Class 529-E	903	1,682
Class 529-F-1	721	1,288
Class R-1	1,886	3,860
Class R-2	9,749	20,558
Class R-3	22,135	46,768
Class R-4	17,302	35,774
Class R-5	9,720	22,040
Class R-6	17,683	29,960
Total	$1,448,634	$2,972,073

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's monthly gross income. For the six months ended January 31, 2012, the investment advisory services fee was $79,766,000, which was equivalent to an annualized rate of 0.240% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties as compensation for performing transfer agent services on behalf of fund shareholders.

During the period August 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services paragraph below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agency services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended January 31, 2012, the total transfer agent services fee paid under these agreements was $31,287,000, of which $27,157,000 was paid by the fund to AFS and $4,130,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to the fund’s A, C, F, R and 529 share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period August 1, 2011, through December 31, 2011, the agreement applied only to C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agency services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended January 31, 2012, total fees paid to CRMC for performing administrative services were $3,663,000.

Class-specific expenses under the agreements described above for the six months ended January 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$61,171	$23,828	$450	Not applicable
Class B	7,604	716	Not applicable	Not applicable
Class C	29,288	2,644	1,270	Not applicable
Class F-1	2,514	903	472	Not applicable
Class F-2	Not applicable	392	188	Not applicable
Class 529-A	1,028	299	215	$466
Class 529-B	341	27	16	34
Class 529-C	1,613	117	74	162
Class 529-E	109	8	11	22
Class 529-F-1	-	10	7	16
Class R-1	520	52	28	Not applicable
Class R-2	2,000	945	139	Not applicable
Class R-3	2,708	850	288	Not applicable
Class R-4	998	389	213	Not applicable
Class R-5	Not applicable	105	105	Not applicable
Class R-6	Not applicable	2	187	Not applicable
Total class-specific expenses	$109,894	$31,287	$3,663	$700

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $71,000, shown on the accompanying financial statements, includes $266,000 in current fees (either paid in cash or deferred) and a net decrease of $195,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2012
Class A	$3,264,718	198,719	$1,084,365	65,667	$(3,964,606)	(242,345)	$384,477	22,041
Class B	32,396	1,983	26,211	1,599	(396,025)	(24,501)	(337,418)	(20,919)
Class C	385,080	23,642	100,433	6,138	(630,025)	(38,925)	(144,512)	(9,145)
Class F-1	372,737	22,729	43,354	2,629	(247,172)	(15,153)	168,919	10,205
Class F-2	163,530	9,925	14,802	896	(68,242)	(4,172)	110,090	6,649
Class 529-A	108,219	6,579	20,404	1,237	(66,875)	(4,073)	61,748	3,743
Class 529-B	2,849	173	1,186	72	(14,634)	(900)	(10,599)	(655)
Class 529-C	36,609	2,231	5,817	353	(30,101)	(1,841)	12,325	743
Class 529-E	5,968	363	902	55	(3,830)	(233)	3,040	185
Class 529-F-1	4,618	281	721	44	(2,806)	(170)	2,533	155
Class R-1	14,511	884	1,880	114	(14,310)	(886)	2,081	112
Class R-2	79,842	4,894	9,738	594	(88,988)	(5,465)	592	23
Class R-3	142,078	8,661	22,112	1,343	(153,489)	(9,373)	10,701	631
Class R-4	160,740	9,706	17,289	1,048	(117,354)	(7,167)	60,675	3,587
Class R-5	53,457	3,263	9,710	589	(112,641)	(6,999)	(49,474)	(3,147)
Class R-6	56,504	3,390	17,650	1,068	(26,959)	(1,637)	47,195	2,821
Total net increase
(decrease)	$4,883,856	297,423	$1,376,574	83,446	$(5,938,057)	(363,840)	$322,373	17,029

Year ended July 31, 2011
Class A	$6,109,385	365,399	$2,176,992	132,135	$(8,467,235)	(506,767)	$(180,858)	(9,233)
Class B	68,204	4,123	75,787	4,644	(1,027,318)	(61,791)	(883,327)	(53,024)
Class C	721,625	43,532	209,682	12,849	(1,216,808)	(73,505)	(285,501)	(17,124)
Class F-1	542,351	32,437	78,645	4,779	(583,617)	(35,130)	37,379	2,086
Class F-2	390,748	23,557	23,003	1,394	(178,431)	(10,685)	235,320	14,266
Class 529-A	184,842	11,076	38,140	2,316	(110,881)	(6,657)	112,101	6,735
Class 529-B	4,176	252	3,102	190	(31,146)	(1,874)	(23,868)	(1,432)
Class 529-C	62,459	3,749	11,361	692	(51,065)	(3,081)	22,755	1,360
Class 529-E	8,543	513	1,682	102	(5,027)	(303)	5,198	312
Class 529-F-1	11,653	700	1,288	78	(5,993)	(361)	6,948	417
Class R-1	32,530	1,958	3,829	233	(27,745)	(1,658)	8,614	533
Class R-2	143,026	8,622	20,524	1,256	(179,860)	(10,818)	(16,310)	(940)
Class R-3	265,796	15,932	46,708	2,843	(352,638)	(21,095)	(40,134)	(2,320)
Class R-4	218,671	13,063	35,718	2,171	(258,147)	(15,392)	(3,758)	(158)
Class R-5	134,567	8,000	22,019	1,338	(168,389)	(10,041)	(11,803)	(703)
Class R-6	226,926	13,561	29,959	1,813	(29,150)	(1,735)	227,735	13,639
Total net increase
(decrease)	$9,125,502	546,474	$2,778,439	168,833	$(12,693,450)	(760,893)	$(789,509)	(45,586)

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,112,591,000 and $9,964,828,000, respectively, during the six months ended January 31, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 1/31/2012(4)(5)	$16.97	$.32	$.16	$.48	$(.37)	$-	$(.37)	$17.08	2.91%	$53,653	.58	%(6)	.58	%(6)	3.92	%(6)
	Year ended 7/31/2011	15.48	.71	1.53	2.24	(.75)	-	(.75)	16.97	14.68	52,940	.58		.58		4.24
	Year ended 7/31/2010	14.04	.73	1.37	2.10	(.66)	-	(.66)	15.48	15.09	48,437	.61		.61		4.82
	Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)	(.70)	-	(.70)	14.04	(12.72)	45,569	.64		.63		5.50
	Year ended 7/31/2008	20.54	.87	(2.67)	(1.80)	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029	.57		.54		4.53
	Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713	.56		.54		4.22

Class B:	Six months ended 1/31/2012(4)(5)	16.85	.26	.15	.41	(.30)	-	(.30)	16.96	2.50	1,417	1.34	(6)	1.34	(6)	3.20	(6)
	Year ended 7/31/2011	15.37	.58	1.52	2.10	(.62)	-	(.62)	16.85	13.82	1,760	1.34		1.34		3.48
	Year ended 7/31/2010	13.94	.60	1.37	1.97	(.54)	-	(.54)	15.37	14.24	2,421	1.38		1.38		4.01
	Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)	(.61)	-	(.61)	13.94	(13.37)	2,835	1.41		1.39		4.74
	Year ended 7/31/2008	20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33		1.31		3.76
	Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32		1.30		3.46

Class C:	Six months ended 1/31/2012(4)(5)	16.80	.26	.14	.40	(.30)	-	(.30)	16.90	2.46	6,041	1.38	(6)	1.38	(6)	3.13	(6)
	Year ended 7/31/2011	15.33	.57	1.51	2.08	(.61)	-	(.61)	16.80	13.77	6,157	1.39		1.39		3.43
	Year ended 7/31/2010	13.91	.60	1.36	1.96	(.54)	-	(.54)	15.33	14.17	5,882	1.43		1.43		4.00
	Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)	(.61)	-	(.61)	13.91	(13.43)	5,637	1.45		1.44		4.69
	Year ended 7/31/2008	20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38		1.35		3.72
	Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37		1.35		3.41

Class F-1:	Six months ended 1/31/2012(4)(5)	16.94	.32	.15	.47	(.36)	-	(.36)	17.05	2.89	2,211	.63	(6)	.63	(6)	3.86	(6)
	Year ended 7/31/2011	15.46	.70	1.52	2.22	(.74)	-	(.74)	16.94	14.58	2,025	.64		.64		4.19
	Year ended 7/31/2010	14.02	.73	1.37	2.10	(.66)	-	(.66)	15.46	15.08	1,815	.65		.65		4.78
	Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)	(.70)	-	(.70)	14.02	(12.71)	1,801	.66		.65		5.49
	Year ended 7/31/2008	20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712	.61		.58		4.48
	Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075	.60		.57		4.18

Class F-2:	Six months ended 1/31/2012(4)(5)	16.97	.34	.15	.49	(.38)	-	(.38)	17.08	3.00	865	.40	(6)	.40	(6)	4.08	(6)
	Year ended 7/31/2011	15.48	.74	1.53	2.27	(.78)	-	(.78)	16.97	14.90	747	.40		.40		4.42
	Year ended 7/31/2010	14.04	.77	1.36	2.13	(.69)	-	(.69)	15.48	15.31	460	.42		.42		5.04
	Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)	(.73)	-	(.73)	14.04	(12.19)	350	.44		.43		5.39

Class 529-A:	Six months ended 1/31/2012(4)(5)	16.95	.31	.15	.46	(.36)	-	(.36)	17.05	2.80	1,009	.68	(6)	.68	(6)	3.82	(6)
	Year ended 7/31/2011	15.46	.69	1.53	2.22	(.73)	-	(.73)	16.95	14.62	939	.67		.67		4.15
	Year ended 7/31/2010	14.03	.73	1.35	2.08	(.65)	-	(.65)	15.46	14.95	753	.69		.69		4.77
	Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	608	.70		.68		5.44
	Year ended 7/31/2008	20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662	.65		.63		4.46
	Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655	.65		.63		4.14

Class 529-B:	Six months ended 1/31/2012(4)(5)	16.89	.25	.15	.40	(.29)	-	(.29)	17.00	2.43	66	1.47	(6)	1.47	(6)	3.07	(6)
	Year ended 7/31/2011	15.41	.56	1.52	2.08	(.60)	-	(.60)	16.89	13.66	76	1.46		1.46		3.37
	Year ended 7/31/2010	13.98	.59	1.37	1.96	(.53)	-	(.53)	15.41	14.10	92	1.49		1.49		3.92
	Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.98	(13.47)	91	1.51		1.50		4.63
	Year ended 7/31/2008	20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46		1.43		3.65
	Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45		1.43		3.34

Class 529-C:	Six months ended 1/31/2012(4)(5)	16.89	.25	.16	.41	(.30)	-	(.30)	17.00	2.47	345	1.46	(6)	1.46	(6)	3.04	(6)
	Year ended 7/31/2011	15.41	.56	1.53	2.09	(.61)	-	(.61)	16.89	13.71	331	1.46		1.46		3.37
	Year ended 7/31/2010	13.99	.60	1.35	1.95	(.53)	-	(.53)	15.41	14.04	281	1.48		1.48		3.97
	Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.99	(13.45)	241	1.50		1.49		4.63
	Year ended 7/31/2008	20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45		1.43		3.66
	Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45		1.42		3.35

Class 529-E:	Six months ended 1/31/2012(4)(5)	$16.91	$.29	$.15	$.44	$(.34)	$-	$(.34)	$17.01	2.68%	$48	.93	%(6)	.93	%(6)	3.56	%(6)
	Year ended 7/31/2011	15.43	.65	1.52	2.17	(.69)	-	(.69)	16.91	14.27	44	.94		.94		3.88
	Year ended 7/31/2010	14.00	.68	1.36	2.04	(.61)	-	(.61)	15.43	14.66	35	.97		.97		4.49
	Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.00	(12.98)	29	1.00		.98		5.14
	Year ended 7/31/2008	20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32	.94		.92		4.17
	Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32	.94		.91		3.86

Class 529-F-1:	Six months ended 1/31/2012(4)(5)	16.95	.33	.15	.48	(.38)	-	(.38)	17.05	2.92	34	.46	(6)	.46	(6)	4.03	(6)
	Year ended 7/31/2011	15.46	.73	1.53	2.26	(.77)	-	(.77)	16.95	14.87	31	.45		.45		4.37
	Year ended 7/31/2010	14.03	.76	1.35	2.11	(.68)	-	(.68)	15.46	15.19	22	.47		.47		4.99
	Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)	(.72)	-	(.72)	14.03	(12.56)	19	.50		.48		5.64
	Year ended 7/31/2008	20.52	.89	(2.66)	(1.77)	(.94)	(.85)	(1.79)	16.96	(9.35)	21	.44		.42		4.67
	Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20	.44		.41		4.37

Class R-1:	Six months ended 1/31/2012(4)(5)	16.89	.25	.15	.40	(.30)	-	(.30)	16.99	2.44	112	1.40	(6)	1.40	(6)	3.10	(6)
	Year ended 7/31/2011	15.41	.57	1.52	2.09	(.61)	-	(.61)	16.89	13.76	109	1.41		1.41		3.42
	Year ended 7/31/2010	13.99	.61	1.35	1.96	(.54)	-	(.54)	15.41	14.10	91	1.44		1.44		4.03
	Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)	(.60)	-	(.60)	13.99	(13.36)	74	1.46		1.44		4.68
	Year ended 7/31/2008	20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39		1.37		3.73
	Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41		1.39		3.41

Class R-2:	Six months ended 1/31/2012(4)(5)	16.82	.25	.16	.41	(.30)	-	(.30)	16.93	2.50	556	1.40	(6)	1.40	(6)	3.10	(6)
	Year ended 7/31/2011	15.35	.57	1.51	2.08	(.61)	-	(.61)	16.82	13.75	552	1.41		1.41		3.41
	Year ended 7/31/2010	13.93	.60	1.35	1.95	(.53)	-	(.53)	15.35	14.10	518	1.47		1.47		3.97
	Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)	(.59)	-	(.59)	13.93	(13.54)	463	1.56		1.54		4.58
	Year ended 7/31/2008	20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44		1.42		3.66
	Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44		1.39		3.38

Class R-3:	Six months ended 1/31/2012(4)(5)	16.92	.29	.16	.45	(.34)	-	(.34)	17.03	2.72	1,136	.96	(6)	.96	(6)	3.55	(6)
	Year ended 7/31/2011	15.44	.64	1.53	2.17	(.69)	-	(.69)	16.92	14.23	1,118	.96		.96		3.86
	Year ended 7/31/2010	14.01	.68	1.35	2.03	(.60)	-	(.60)	15.44	14.63	1,056	.99		.99		4.45
	Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.01	(12.99)	936	1.00		.99		5.14
	Year ended 7/31/2008	20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061	.95		.93		4.16
	Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978	.94		.92		3.86

Class R-4:	Six months ended 1/31/2012(4)(5)	16.95	.32	.15	.47	(.36)	-	(.36)	17.06	2.88	875	.65	(6)	.65	(6)	3.85	(6)
	Year ended 7/31/2011	15.46	.70	1.53	2.23	(.74)	-	(.74)	16.95	14.62	809	.66		.66		4.17
	Year ended 7/31/2010	14.03	.72	1.36	2.08	(.65)	-	(.65)	15.46	14.95	740	.68		.68		4.77
	Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	629	.70		.69		5.43
	Year ended 7/31/2008	20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597	.66		.63		4.49
	Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451	.65		.63		4.15

Class R-5:	Six months ended 1/31/2012(4)(5)	16.97	.34	.16	.50	(.39)	-	(.39)	17.08	3.02	427	.35	(6)	.35	(6)	4.18	(6)
	Year ended 7/31/2011	15.48	.75	1.53	2.28	(.79)	-	(.79)	16.97	14.94	478	.36		.36		4.46
	Year ended 7/31/2010	14.04	.77	1.37	2.14	(.70)	-	(.70)	15.48	15.36	447	.38		.38		5.07
	Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)	(.73)	-	(.73)	14.04	(12.53)	395	.40		.38		5.72
	Year ended 7/31/2008	20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559	.36		.33		4.80
	Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350	.36		.33		4.42

Class R-6:	Six months ended 1/31/2012(4)(5)	16.98	.35	.15	.50	(.39)	-	(.39)	17.09	3.05	811	.30	(6)	.30	(6)	4.20	(6)
	Year ended 7/31/2011	15.49	.76	1.52	2.28	(.79)	-	(.79)	16.98	14.99	758	.31		.31		4.51
	Year ended 7/31/2010	14.05	.79	1.35	2.14	(.70)	-	(.70)	15.49	15.40	480	.33		.33		5.20
	Period from 5/1/2009 to 7/31/2009(4)	12.55	.19	1.48	1.67	(.17)	-	(.17)	14.05	13.42	272	.09		.09		1.45

	Six months ended January 31,	Year ended July 31
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	17%	38%	35%	49%	38%	32%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
     unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2011, through January 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2011	Ending account value 1/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,029.10	$2.96	.58%
Class A -- assumed 5% return	1,000.00	1,022.22	2.95	.58
Class B -- actual return	1,000.00	1,024.98	6.82	1.34
Class B -- assumed 5% return	1,000.00	1,018.40	6.80	1.34
Class C -- actual return	1,000.00	1,024.61	7.02	1.38
Class C -- assumed 5% return	1,000.00	1,018.20	7.00	1.38
Class F-1 -- actual return	1,000.00	1,028.88	3.21	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.97	3.20	.63
Class F-2 -- actual return	1,000.00	1,030.03	2.04	.40
Class F-2 -- assumed 5% return	1,000.00	1,023.13	2.03	.40
Class 529-A -- actual return	1,000.00	1,028.03	3.47	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.72	3.46	.68
Class 529-B -- actual return	1,000.00	1,024.32	7.48	1.47
Class 529-B -- assumed 5% return	1,000.00	1,017.75	7.46	1.47
Class 529-C -- actual return	1,000.00	1,024.68	7.43	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.80	7.41	1.46
Class 529-E -- actual return	1,000.00	1,026.79	4.74	.93
Class 529-E -- assumed 5% return	1,000.00	1,020.46	4.72	.93
Class 529-F-1 -- actual return	1,000.00	1,029.16	2.35	.46
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.82	2.34	.46
Class R-1 -- actual return	1,000.00	1,024.36	7.12	1.40
Class R-1 -- assumed 5% return	1,000.00	1,018.10	7.10	1.40
Class R-2 -- actual return	1,000.00	1,025.03	7.13	1.40
Class R-2 -- assumed 5% return	1,000.00	1,018.10	7.10	1.40
Class R-3 -- actual return	1,000.00	1,027.18	4.89	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.31	4.88	.96
Class R-4 -- actual return	1,000.00	1,028.75	3.31	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.87	3.30	.65
Class R-5 -- actual return	1,000.00	1,030.25	1.79	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.38	1.78	.35
Class R-6 -- actual return	1,000.00	1,030.53	1.53	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.63	1.53	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years1/
December 31, 2011 (the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–0.18%	0.59%	5.57%
Not reflecting CDSC	4.82	0.90	5.57

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	3.79	0.86	5.34
Not reflecting CDSC	4.79	0.86	5.34

Class F-1 shares3
Not reflecting annual asset-based fee
charged by sponsoring firm	5.54	1.64	6.15

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee
charged by sponsoring firm	5.77	—	4.84

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–0.58	0.41	5.61
Not reflecting maximum sales charge	5.50	1.60	6.25

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–0.37	0.46	5.62
Not reflecting CDSC	4.63	0.78	5.62

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	3.69	0.79	5.48
Not reflecting CDSC	4.69	0.79	5.48

Class 529-E shares3,4 — first sold 2/25/02	5.23	1.31	5.90

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	5.73	1.81	7.61

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 35 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

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Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2012, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-906-0312P

Litho in USA BAG/ALD/8088-S28726

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®
Investment portfolio

January 31, 2012
unaudited

Common stocks — 64.37%	Shares	Value (000)

INDUSTRIALS — 8.15%
General Electric Co.	67,299,500	$1,259,173
Waste Management, Inc.1	28,975,000	1,007,171
Lockheed Martin Corp.	9,107,400	749,721
Schneider Electric SA	5,343,606	331,871
Eaton Corp.	6,000,000	294,180
Masco Corp.1	21,789,951	263,005
Hubbell Inc., Class B	3,430,000	246,823
Emerson Electric Co.	3,900,000	200,382
Keppel Corp. Ltd.	22,570,000	194,685
United Technologies Corp.	2,000,000	156,700
Ryanair Holdings PLC (ADR)2	4,570,264	153,287
R.R. Donnelley & Sons Co.1	13,345,400	151,604
Norfolk Southern Corp.	1,800,000	129,960
Boeing Co.	1,700,000	126,106
CCR SA, ordinary nominative	17,871,600	124,381
AB SKF, Class B	4,290,000	101,219
Honeywell International Inc.	1,575,000	91,413
Iron Mountain Inc.	2,408,300	74,224
Douglas Dynamics, Inc.1	1,350,000	18,374
United Continental Holdings, Inc.2	60,182	1,390
Nortek, Inc.2	18,686	504
Atrium Corp.2,3,4	1,807	10
		5,676,183

HEALTH CARE — 7.23%
Bristol-Myers Squibb Co.	50,386,096	1,624,448
Merck & Co., Inc.	39,492,166	1,510,970
Pfizer Inc	30,605,000	654,947
Eli Lilly and Co.	12,900,000	512,646
Johnson & Johnson	4,545,000	299,561
Roche Holding AG	1,400,000	236,958
AstraZeneca PLC (United Kingdom)	3,500,000	168,465
Novartis AG (ADR)	500,000	27,180
		5,035,175

CONSUMER STAPLES — 7.20%
Philip Morris International Inc.	11,895,000	889,389
Kraft Foods Inc., Class A	17,000,821	651,131
Procter & Gamble Co.	8,090,000	509,994
Unilever NV, depository receipts	9,295,000	309,429
Unilever NV (New York registered)	5,051,750	168,476
Altria Group, Inc.	16,350,000	464,340
H.J. Heinz Co.	7,000,000	362,950
Sysco Corp.	9,880,477	297,501
Nestlé SA	5,005,000	286,816
General Mills, Inc.	5,925,000	235,993
Hershey Co.	3,500,000	213,780
Coca-Cola Co.	2,500,000	168,825
Coca-Cola Amatil Ltd.	11,640,441	142,736
British American Tobacco PLC	2,940,000	135,140
Reynolds American Inc.	2,250,000	88,268
Tesco PLC	16,725,000	84,231
		5,008,999

FINANCIALS — 6.58%
HCP, Inc.	18,405,800	773,596
Weyerhaeuser Co.	26,212,881	524,782
Digital Realty Trust, Inc.1	5,575,000	395,045
M&T Bank Corp.	3,115,000	248,390
Bank of Nova Scotia	4,165,000	214,044
Arthur J. Gallagher & Co.1	6,000,000	200,040
Hospitality Properties Trust1	8,015,000	194,203
HSBC Holdings PLC (United Kingdom)	18,638,722	155,578
HSBC Holdings PLC (Hong Kong)	3,126,382	26,244
Sanlam Ltd.	44,802,500	172,884
Toronto-Dominion Bank	2,150,000	166,262
Public Storage	1,050,000	145,803
Prudential PLC	11,775,000	129,978
British Land Co. PLC	16,450,475	126,658
Industrial and Commercial Bank of China Ltd., Class H	176,959,000	123,901
United Overseas Bank Ltd.	8,922,339	122,998
Cullen/Frost Bankers, Inc.	1,900,000	105,773
Mercury General Corp.	2,000,000	87,400
FirstMerit Corp.1	5,495,000	86,217
Trustmark Corp.1	3,257,000	76,767
People’s United Financial, Inc.	5,350,000	65,965
Boardwalk Real Estate Investment Trust	1,199,000	62,766
Capitol Federal Financial, Inc.	5,294,700	61,154
Northwest Bancshares, Inc.	4,850,000	59,752
QBE Insurance Group Ltd.	4,521,328	55,009
New York Community Bancorp, Inc.	4,160,000	52,790
Allianz SE	350,000	38,484
Itaúsa — Investimentos Itaú SA, preferred nominative	4,745,197	31,070
Citigroup Inc.	958,462	29,444
City Holding Co.1	741,000	26,335
AXA SA	875,000	13,282
CIT Group Inc.2	148,263	5,655
American Tower Corp.	42,271	2,685
		4,580,954

ENERGY — 6.46%
Royal Dutch Shell PLC, Class B (ADR)	9,025,000	661,893
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	428,160
Royal Dutch Shell PLC, Class B	3,797,147	138,130
Chevron Corp.	10,835,000	1,116,872
Spectra Energy Corp	20,150,500	634,539
Crescent Point Energy Corp.	13,750,000	628,877
ConocoPhillips	5,000,000	341,050
Penn West Petroleum Ltd.	10,775,000	234,800
TOTAL SA (ADR)	4,035,000	213,734
Diamond Offshore Drilling, Inc.	1,535,200	95,643
		4,493,698

CONSUMER DISCRETIONARY — 5.80%
Home Depot, Inc.	33,695,000	1,495,721
McDonald’s Corp.	6,770,000	670,569
McGraw-Hill Companies, Inc.	11,090,000	510,140
Time Warner Cable Inc.	4,900,000	361,228
Time Warner Inc.	6,500,000	240,890
J.C. Penney Co., Inc.	5,500,000	228,525
VF Corp.	1,065,000	140,037
Marks and Spencer Group PLC	26,500,000	136,467
H & M Hennes & Mauritz AB, Class B	3,054,000	99,982
Truworths International Ltd.	3,014,368	30,143
Leggett & Platt, Inc.	1,147,104	24,617
Cooper-Standard Holdings Inc.2,5	586,012	21,976
Esprit Holdings Ltd.	14,185,099	20,925
OPAP SA	1,600,000	16,408
Ford Motor Co.	1,089,728	13,534
Mekonomen AB	365,000	12,985
Fielmann AG	125,000	12,964
Adelphia Recovery Trust, Series ACC-12,3	19,531,478	293
		4,037,404

TELECOMMUNICATION SERVICES — 5.79%
Verizon Communications Inc.	42,987,500	1,618,909
Telstra Corp. Ltd.	170,670,000	603,369
AT&T Inc.	15,424,621	453,638
Koninklijke KPN NV	39,987,209	438,318
France Télécom SA	23,340,000	350,025
Vivendi SA	6,000,000	125,573
CenturyLink, Inc.	3,263,214	120,837
KT Corp.	2,113,760	62,848
KT Corp. (ADR)	2,270,000	33,800
Portugal Telecom, SGPS, SA	17,670,082	87,831
Vodafone Group PLC	30,000,000	80,744
Bell Aliant Inc.	1,895,000	53,068
Sprint Nextel Corp., Series 12	760,501	1,612
		4,030,572

UTILITIES — 5.07%
Duke Energy Corp.	33,311,172	709,861
National Grid PLC	67,110,000	668,352
GDF SUEZ	15,845,121	430,069
Power Assets Holdings Ltd.	55,138,000	397,789
PG&E Corp.	6,800,000	276,488
DTE Energy Co.	5,000,000	266,050
International Power PLC	47,460,000	250,837
Exelon Corp.	4,700,000	186,966
FirstEnergy Corp.	3,205,000	135,315
Snam SpA	27,201,945	122,614
DUET Group	42,586,826	81,834
Prime AET&D Holdings No 1 Pty Ltd.2,3	22,756,141	—
		3,526,175

MATERIALS — 3.76%
E.I. du Pont de Nemours and Co.	18,341,000	933,374
Nucor Corp.	13,580,000	604,174
Dow Chemical Co.	10,704,900	358,721
MeadWestvaco Corp.1	10,142,000	298,580
Fletcher Building Ltd.	33,000,000	177,647
Israel Chemicals Ltd.	10,000,000	104,764
Impala Platinum Holdings Ltd.	2,937,112	64,476
Georgia Gulf Corp.2	1,235,924	43,319
Freeport-McMoRan Copper & Gold Inc.	600,000	27,726
K+S AG	110,967	5,291
		2,618,072

INFORMATION TECHNOLOGY — 3.56%
Microchip Technology Inc.1	14,128,000	521,464
Microsoft Corp.	14,065,000	415,340
KLA-Tencor Corp.	7,950,000	406,484
Maxim Integrated Products, Inc.	14,156,000	379,947
Automatic Data Processing, Inc.	6,344,337	347,543
Paychex, Inc.	6,603,182	208,000
HTC Corp.	6,905,275	113,308
Nintendo Co., Ltd.	630,000	85,466
		2,477,552

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		3,316,800

Total common stocks (cost: $40,157,387,000)		44,801,584

Preferred stocks — 0.44%

FINANCIALS — 0.42%
Vornado Realty Trust, Series I, 6.625%	3,380,000	85,480
Citigroup Inc. 7.875% preferred	2,381,610	63,931
Ally Financial Inc., Series G, 7.00%5	57,454	46,267
HSBC Holdings PLC, Series 2, 8.00%	1,705,000	46,142
Public Storage, Inc., Series F, 6.45%	1,000,000	25,230
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	746,400	19,571
Fannie Mae, Series S, 8.25% noncumulative2	1,511,450	2,286
		288,907

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition		16,666

Total preferred stocks (cost: $325,471,000)		305,573

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20152,3	139,015	465

Total warrants (cost: $32,681,000)		465

	Shares or
Convertible securities — 1.02%	principal amount

CONSUMER DISCRETIONARY — 0.28%
General Motors Co., Series B, 4.75% convertible preferred 2013	4,500,000	180,270
MGM Resorts International 4.25% convertible notes 2015	$17,037,000	18,059
		198,329

ENERGY — 0.21%
Apache Corp., Series D, 6.00% convertible preferred 2013	2,530,000	145,298

INDUSTRIALS — 0.17%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	41,532
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	64,574
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$2,500,000	3,531
AMR Corp. 6.25% convertible notes 2014	$26,400,000	7,788
		117,425

UTILITIES — 0.15%
PPL Corp. 9.50% convertible preferred 2013, units	2,007,787	108,822

MATERIALS — 0.12%
Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	71,121
Sino-Forest Corp. 4.25% convertible notes 20165	$30,000,000	10,500
		81,621

TELECOMMUNICATION SERVICES — 0.05%
Clearwire Corp. 8.25% convertible notes 20405	$28,000,000	17,745
Leap Wireless International, Inc. 4.50% convertible notes 2014	$17,800,000	16,287
		34,032

CONSUMER STAPLES — 0.04%
Bunge Ltd. 4.875% convertible preferred	272,700	25,906

Total convertible securities (cost: $756,506,000)		711,433

	Principal amount
Bonds & notes — 28.94%	(000)

FINANCIALS — 5.57%
Realogy Corp., Term Loan B, 4.691% 20166,7,8	$87,391	82,057
Realogy Corp., Letter of Credit, 4.691% 20166,7,8	8,339	7,830
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	51,550	52,925
Realogy Corp. 7.875% 20195	79,249	73,702
Realogy Corp. 9.00% 20205	11,540	11,309
Liberty Mutual Group Inc. 6.50% 20353,5	20,900	21,476
Liberty Mutual Group Inc., Series B, 7.00% 20675,6	12,690	11,231
Liberty Mutual Group Inc., Series A, 7.80% 20875,6	74,415	70,322
Liberty Mutual Group Inc., Series C, 10.75% 20885,6	91,185	117,173
Westfield Group 5.40% 20125	4,350	4,460
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	18,485	19,656
Westfield Group 7.50% 20145	5,555	6,154
Westfield Group 5.75% 20155	10,250	11,295
Westfield Group 5.70% 20165	44,075	49,157
Westfield Group 7.125% 20185	42,950	51,748
Westfield Group 6.75% 20195	20,000	23,681
WEA Finance LLC 4.625% 20215	20,000	21,167
Wells Fargo & Co. 2.625% 2016	18,535	18,950
Wells Fargo & Co. 3.676% 2016	10,000	10,668
Wells Fargo & Co. 4.60% 2021	57,000	62,772
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)6	82,695	89,931
JPMorgan Chase & Co. 2.60% 2016	4,740	4,797
JPMorgan Chase & Co. 3.45% 2016	5,760	5,940
JPMorgan Chase & Co. 4.35% 2021	17,500	17,899
JPMorgan Chase & Co. 4.50% 2022	11,000	11,367
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)6	121,527	132,091
Goldman Sachs Group, Inc. 3.625% 2016	45,200	45,078
Goldman Sachs Group, Inc. 5.25% 2021	44,425	44,494
Goldman Sachs Group, Inc. 5.75% 2022	62,325	64,774
Goldman Sachs Group, Inc. 6.25% 2041	6,000	6,152
Prologis, Inc. 7.625% 2014	11,000	12,056
Prologis, Inc. 6.25% 2017	8,900	9,823
Prologis, Inc. 6.625% 2018	57,365	64,713
Prologis, Inc. 6.625% 2019	3,611	4,044
Prologis, Inc. 7.375% 2019	22,690	26,655
Prologis, Inc. 6.875% 2020	34,045	39,193
Citigroup Inc. 1.307% 20136	35,000	34,673
Citigroup Inc. 4.587% 2015	12,745	13,397
Citigroup Inc. 3.953% 2016	27,115	27,909
Citigroup Inc. 4.45% 2017	4,000	4,177
Citigroup Inc. 6.125% 2018	14,030	15,443
Citigroup Inc. 8.50% 2019	9,925	12,151
Citigroup Capital XXI 8.30% 20776	47,195	48,153
Simon Property Group, LP 6.75% 2014	5,310	5,852
Simon Property Group, LP 5.25% 2016	73,435	83,429
Simon Property Group, LP 6.10% 2016	4,250	4,907
Simon Property Group, LP 5.875% 2017	22,265	26,108
Simon Property Group, LP 6.125% 2018	21,655	26,040
Simon Property Group, LP 10.35% 2019	5,000	7,063
Bank of America Corp., Series L, 3.625% 2016	13,660	13,402
Bank of America Corp. 3.75% 2016	9,975	9,835
Bank of America Corp. 5.30% 2017	34,500	34,379
Bank of America Corp. 5.75% 2017	8,100	8,354
Bank of America Corp. 5.625% 2020	23,745	24,119
Bank of America Corp. 5.00% 2021	3,500	3,434
Bank of America Corp. 5.70% 2022	10,000	10,386
NB Capital Trust II 7.83% 2026	5,575	5,457
NB Capital Trust IV 8.25% 2027	4,000	3,980
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)6	30,924	30,770
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)5,6	116,330	134,361
Zions Bancorporation 5.65% 2014	13,052	13,313
Zions Bancorporation 7.75% 2014	8,825	9,499
Zions Bancorporation 5.50% 2015	40,017	40,670
Zions Bancorporation 6.00% 2015	60,372	61,407
HBOS PLC 6.75% 20185	62,399	54,988
LBG Capital No.1 PLC, Series 2, 7.875% 20205	65,054	54,645
HBOS PLC 6.00% 20335	3,255	2,295
HBOS Capital Funding LP 6.071%5,6	5,000	3,650
Société Générale 1.631% 20145,6	17,500	16,508
Société Générale 5.75% 20165	12,550	11,781
Société Générale 5.20% 20215	28,250	26,842
Société Générale, junior subordinated 5.922% (undated)5,6	45,073	33,433
Springleaf Finance Corp., Series I, 5.85% 2013	5,000	4,612
Springleaf Finance Corp., Series I, 5.40% 2015	50,225	40,117
Springleaf Finance Corp., Term Loan B, 5.50% 20176,7,8	34,345	32,059
Springleaf Finance Corp., Series J, 6.90% 2017	15,000	11,700
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)5,6	23,800	17,731
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)6	10,250	10,646
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)5,6	40,700	42,220
National City Preferred Capital Trust I 12.00% (undated)6	5,640	6,063
Developers Diversified Realty Corp. 5.375% 2012	4,500	4,550
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,401
Developers Diversified Realty Corp. 9.625% 2016	3,170	3,725
Developers Diversified Realty Corp. 7.50% 2017	32,887	37,096
Developers Diversified Realty Corp. 4.75% 2018	6,750	6,812
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,712
Kimco Realty Corp. 6.00% 2012	3,250	3,342
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,146
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,751
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,527
Kimco Realty Corp. 5.70% 2017	23,485	26,025
Kimco Realty Corp. 4.30% 2018	3,000	3,083
Kimco Realty Corp. 6.875% 2019	10,000	11,687
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)5,6	55,766	67,476
Hospitality Properties Trust 6.75% 20131	12,650	12,861
Hospitality Properties Trust 5.125% 20151	3,160	3,244
Hospitality Properties Trust 6.30% 20161	22,577	24,034
Hospitality Properties Trust 5.625% 20171	10,169	10,509
Hospitality Properties Trust 6.70% 20181	13,925	15,497
Royal Bank of Scotland PLC 3.40% 2013	10,000	10,173
Royal Bank of Scotland Group PLC 5.00% 2014	2,015	1,930
Royal Bank of Scotland PLC 3.95% 2015	10,000	9,943
Royal Bank of Scotland PLC 4.875% 2015	9,000	9,118
Royal Bank of Scotland Group PLC 5.05% 2015	4,977	4,677
Royal Bank of Scotland Group PLC 4.375% 2016	1,250	1,268
Royal Bank of Scotland Group PLC 4.70% 2018	9,023	7,059
RBS Capital Trust II 6.425% noncumulative trust (undated)6,9	12,350	8,336
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)5,6,9	11,390	8,827
Royal Bank of Scotland Group PLC, Series U, junior subordinated 7.64% (undated)6,9	6,200	4,247
Standard Chartered PLC 3.85% 20155	10,345	10,704
Standard Chartered PLC 3.20% 20165	13,123	13,172
Standard Chartered Bank 6.40% 20175	35,000	37,746
MetLife Global Funding I 5.125% 20135	12,750	13,368
MetLife Global Funding I 2.50% 20155	11,000	11,244
MetLife Capital Trust IV, junior subordinated 7.875% 20675,6	27,930	29,955
MetLife Capital Trust X, junior subordinated 9.25% 20685,6	500	594
MetLife Inc., junior subordinated 10.75% 20696	2,500	3,485
Morgan Stanley, Series F, 2.875% 2014	10,000	9,979
Morgan Stanley 3.80% 2016	14,500	14,107
Morgan Stanley, Series F, 5.625% 2019	17,500	17,451
Morgan Stanley 5.50% 2021	1,500	1,487
Morgan Stanley, Series F, 5.75% 2021	12,000	12,017
Synovus Financial Corp. 4.875% 2013	11,880	11,583
Synovus Financial Corp. 5.125% 2017	42,698	38,321
CIT Group Inc., Series A, 7.00% 20167	43,268	43,322
American Tower Corp. 4.625% 2015	9,280	9,726
American Tower Corp. 7.00% 2017	12,431	14,193
American Tower Corp. 7.25% 2019	15,025	17,096
UnumProvident Finance Co. PLC 6.85% 20155	28,500	31,664
Unum Group 7.125% 2016	6,740	7,788
Barclays Bank PLC 2.50% 2013	4,625	4,663
Barclays Bank PLC 5.125% 2020	5,500	5,886
Barclays Bank PLC 5.14% 2020	4,750	4,563
Barclays Bank PLC, junior subordinated 6.86% (undated)5,6	14,350	12,628
Barclays Bank PLC, junior subordinated 7.434% (undated)5,6	11,428	11,257
Intesa Sanpaolo SpA 2.906% 20145,6	29,900	27,577
Intesa Sanpaolo SpA 6.50% 20215	9,130	8,446
ERP Operating LP 5.50% 2012	4,000	4,102
ERP Operating LP 6.625% 2012	2,000	2,014
ERP Operating LP 5.20% 2013	2,500	2,593
ERP Operating LP 5.25% 2014	2,000	2,157
ERP Operating LP 6.584% 2015	2,705	2,990
ERP Operating LP 5.75% 2017	4,000	4,559
ERP Operating LP 7.125% 2017	10,000	11,735
ERP Operating LP 4.625% 2021	885	946
Catlin Insurance Ltd., junior subordinated 7.249% (undated)5,6	34,900	30,625
HSBK (Europe) BV 7.25% 20175	30,570	29,882
Regions Financial Corp. 6.375% 2012	8,913	9,069
Regions Financial Corp. 7.75% 2014	1,863	1,965
Regions Financial Corp. 5.20% 2015	3,115	3,029
Regions Financial Corp. 5.75% 2015	14,761	15,210
Genworth Financial, Inc. 7.625% 2021	11,200	11,135
Genworth Financial, Inc., junior subordinated 6.15% 20666	27,500	17,737
NASDAQ OMX Group, Inc. 5.25% 2018	25,250	27,105
Lazard Group LLC 7.125% 2015	25,187	27,069
Nationwide Mutual Insurance Co. 5.81% 20245,6	8,150	7,425
Nationwide Mutual Insurance Co. 9.375% 20395	14,050	17,325
Nationwide Financial Services, Inc., junior subordinated 6.75% 20676	2,480	2,202
BNP Paribas 1.482% 20146	2,100	2,023
BNP Paribas 3.313% 20146	7,900	7,767
BNP Paribas 3.60% 2016	10,000	9,942
BNP Paribas 5.00% 2021	7,000	7,025
QBE Capital Funding III LP 7.25% 20415,6	11,500	10,193
QBE Capital Funding II LP 6.797% (undated)5,6	18,715	16,218
Host Hotels & Resorts, LP, Series S, 6.875% 2014	8,750	8,958
Host Marriott, LP, Series O, 6.375% 2015	950	969
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	8,102
Host Hotels & Resorts LP 9.00% 2017	5,000	5,575
Host Hotels & Resorts LP 6.00% 2020	2,000	2,142
AXA SA, Series B, junior subordinated 6.379% (undated)5,6	11,530	8,734
AXA SA, junior subordinated 6.463% (undated)5,6	18,717	13,944
HSBC Bank PLC 2.00% 20145	10,000	9,874
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up5,6	10,000	12,700
Boston Properties, Inc. 3.70% 2018	12,000	12,662
Boston Properties, Inc. 5.875% 2019	8,000	9,261
HCP, Inc. 3.75% 2016	20,000	20,807
New York Life Global Funding 4.65% 20135	19,500	20,415
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,492
Berkshire Hathaway Inc. 3.75% 2021	5,000	5,309
PRICOA Global Funding I 5.30% 20135	2,500	2,640
Prudential Financial, Inc. 4.50% 2021	3,000	3,173
Prudential Holdings, LLC, Series C, 8.695% 20235,7	10,250	12,528
Monumental Global Funding 5.50% 20135	10,000	10,426
Monumental Global Funding III 0.767% 20145,6	8,000	7,797
BBVA Bancomer SA 4.50% 20165	9,175	9,276
BBVA Bancomer SA 6.50% 20215	7,375	7,371
International Lease Finance Corp. 5.00% 2012	1,250	1,252
American International Group, Inc. 4.875% 2016	15,000	15,245
American Express Co. 6.15% 2017	12,610	14,797
UBS AG 2.25% 2014	10,000	9,947
UBS AG 5.875% 2017	1,940	2,177
UBS AG 5.75% 2018	205	230
Nordea Bank 2.125% 20145	10,000	9,949
Nordea Bank, Series 2, 3.70% 20145	2,000	2,049
Principal Life Insurance Co. 5.30% 2013	10,000	10,525
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,274
Capital One Financial Corp. 3.15% 2016	10,000	10,256
Westpac Banking Corp. 3.00% 2015	10,000	10,245
Lincoln National Corp. 5.65% 2012	10,000	10,238
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20155	10,000	10,218
ANZ National (International) Ltd. 3.125% 20155	10,000	10,095
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,071
Credit Suisse Group AG 2.20% 2014	10,000	10,026
CNA Financial Corp. 5.85% 2014	5,625	5,999
CNA Financial Corp. 7.35% 2019	3,000	3,419
Toronto-Dominion Bank 2.375% 2016	9,000	9,262
Bank of Nova Scotia 2.55% 2017	9,000	9,186
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,192
Brandywine Operating Partnership, LP 4.95% 2018	2,426	2,436
Santander Issuances, SA Unipersonal 6.50% 20195,6	9,400	8,434
ACE INA Holdings Inc. 2.60% 2015	7,445	7,699
VEB Finance Ltd. 6.902% 20205	3,380	3,583
VEB Finance Ltd. 6.80% 20255	3,000	3,040
Development Bank of Kazakhstan 5.50% 2015	3,000	3,022
Development Bank of Kazakhstan 5.50% 20155	2,055	2,070
UDR, Inc., Series A, 5.25% 2015	3,000	3,193
ZFS Finance (USA) Trust V, junior subordinated 6.50% 20675,6	3,011	2,793
Rouse Co. 5.375% 2013	2,770	2,791
Allstate Corp., Series B, junior subordinated 6.125% 20676	2,445	2,315
ACE Cash Express, Inc. 11.00% 20195	2,275	2,093
Ford Motor Credit Co. 8.00% 2016	1,500	1,780
Ambac Financial Group, Inc. 6.15% 20876,9	8,405	31
		3,874,905

MORTGAGE-BACKED OBLIGATIONS7 — 4.55%
Fannie Mae 4.89% 2012	10,000	10,066
Fannie Mae 5.00% 2018	4,043	4,353
Fannie Mae 5.50% 2018	129	140
Fannie Mae 5.50% 2020	13,743	14,949
Fannie Mae 6.00% 2021	495	535
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,258	4,373
Fannie Mae 4.50% 2024	6,591	7,052
Fannie Mae 5.50% 2024	721	785
Fannie Mae 3.50% 2025	18,106	19,075
Fannie Mae 3.50% 2025	13,916	14,661
Fannie Mae 3.50% 2025	10,754	11,330
Fannie Mae 3.50% 2025	9,837	10,364
Fannie Mae 3.50% 2025	9,557	10,069
Fannie Mae 3.50% 2025	7,165	7,548
Fannie Mae 3.50% 2025	5,856	6,170
Fannie Mae 3.50% 2025	1,626	1,713
Fannie Mae 3.50% 2025	624	657
Fannie Mae 3.50% 2025	459	483
Fannie Mae 4.50% 2025	7,409	7,927
Fannie Mae 4.50% 2025	4,096	4,411
Fannie Mae 4.50% 2025	3,874	4,145
Fannie Mae 4.50% 2025	3,817	4,083
Fannie Mae, Series 2001-4, Class GA, 9.787% 20256	323	379
Fannie Mae, Series 2001-4, Class NA, 11.499% 20256	17	18
Fannie Mae 3.50% 2026	11,228	11,829
Fannie Mae 3.50% 2026	9,825	10,346
Fannie Mae 6.00% 2026	8,615	9,548
Fannie Mae 7.00% 2026	1,174	1,359
Fannie Mae 3.00% 2027	100,022	104,289
Fannie Mae 3.00% 2027	43,000	44,707
Fannie Mae 3.00% 2027	34,325	35,873
Fannie Mae 6.00% 2028	11,097	12,250
Fannie Mae 7.00% 2028	3,240	3,764
Fannie Mae 7.00% 2028	527	611
Fannie Mae, Series 2001-20, Class E, 9.606% 20316	293	330
Fannie Mae 5.50% 2033	1,758	1,917
Fannie Mae 5.00% 2035	47,980	51,818
Fannie Mae 5.50% 2035	1,773	1,932
Fannie Mae 5.50% 2036	14,715	16,023
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	4,659	5,231
Fannie Mae 4.908% 20376	5,395	5,732
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	14,490	16,083
Fannie Mae 6.00% 2037	103,570	113,734
Fannie Mae 6.00% 2037	26,309	28,890
Fannie Mae 6.00% 2037	15,258	16,817
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	10,524	11,859
Fannie Mae 6.00% 2037	10,727	11,779
Fannie Mae 6.00% 2037	10,567	11,624
Fannie Mae 6.00% 2037	714	779
Fannie Mae 6.00% 2037	700	770
Fannie Mae 6.50% 2037	5,613	6,270
Fannie Mae 6.50% 2037	4,463	4,985
Fannie Mae 6.50% 2037	3,722	4,188
Fannie Mae 6.50% 2037	3,690	4,100
Fannie Mae 6.50% 2037	1,368	1,539
Fannie Mae 7.00% 2037	2,104	2,315
Fannie Mae 7.00% 2037	1,764	1,940
Fannie Mae 7.50% 2037	1,494	1,695
Fannie Mae 7.50% 2037	1,087	1,233
Fannie Mae 7.50% 2037	220	250
Fannie Mae 7.50% 2037	175	201
Fannie Mae 7.50% 2037	165	187
Fannie Mae 8.00% 2037	106	121
Fannie Mae 5.50% 2038	4,328	4,713
Fannie Mae 6.00% 2038	42,086	46,319
Fannie Mae 6.00% 2038	16,051	17,660
Fannie Mae 6.00% 2038	13,067	14,349
Fannie Mae 6.00% 2038	9,386	10,330
Fannie Mae 6.00% 2038	5,254	5,783
Fannie Mae 6.50% 2038	1,148	1,290
Fannie Mae 4.50% 2039	62,685	67,744
Fannie Mae 6.00% 2039	5,715	6,286
Fannie Mae 6.00% 2039	4,564	5,012
Fannie Mae 6.50% 2039	3,405	3,831
Fannie Mae 3.50% 2040	18,178	18,912
Fannie Mae 3.50% 2040	14,020	14,599
Fannie Mae 3.50% 2040	13,520	14,066
Fannie Mae 3.50% 2040	10,479	10,902
Fannie Mae 3.50% 2040	7,976	8,298
Fannie Mae 3.50% 2040	6,212	6,463
Fannie Mae 4.00% 2040	27,740	29,359
Fannie Mae 4.00% 2040	21,569	22,828
Fannie Mae 4.00% 2040	20,576	21,769
Fannie Mae 4.00% 2040	19,316	20,443
Fannie Mae 4.00% 2040	17,561	18,586
Fannie Mae 4.00% 2040	15,080	15,960
Fannie Mae 4.00% 2040	5,559	5,883
Fannie Mae 4.50% 2040	26,702	28,573
Fannie Mae 4.50% 2040	6,463	6,916
Fannie Mae 4.50% 2040	5,008	5,359
Fannie Mae 4.50% 2040	2,622	2,806
Fannie Mae 4.50% 2040	617	668
Fannie Mae 4.50% 2040	579	627
Fannie Mae 4.50% 2040	478	517
Fannie Mae 4.50% 2040	178	192
Fannie Mae 4.50% 2040	159	172
Fannie Mae 4.50% 2040	49	53
Fannie Mae 4.50% 2040	29	32
Fannie Mae 5.00% 2040	20,222	21,849
Fannie Mae 6.00% 2040	11,561	12,696
Fannie Mae 3.50% 2041	16,118	16,769
Fannie Mae 3.50% 2041	15,979	16,641
Fannie Mae 3.50% 2041	7,654	7,963
Fannie Mae 3.745% 20416	3,796	3,987
Fannie Mae 4.00% 2041	44,767	47,380
Fannie Mae 4.50% 2041	119,290	127,649
Fannie Mae 4.50% 2041	70,767	75,727
Fannie Mae 4.50% 2041	19,145	20,807
Fannie Mae 4.50% 2041	16,424	17,850
Fannie Mae 4.50% 2041	12,627	13,512
Fannie Mae 4.50% 2041	11,956	12,995
Fannie Mae 4.50% 2041	9,995	10,887
Fannie Mae 4.50% 2041	8,954	9,754
Fannie Mae 4.50% 2041	8,760	9,489
Fannie Mae 4.50% 2041	7,949	8,506
Fannie Mae 4.50% 2041	6,389	6,920
Fannie Mae 4.50% 2041	5,836	6,320
Fannie Mae 4.50% 2041	914	990
Fannie Mae 4.50% 2041	665	720
Fannie Mae 4.50% 2041	480	520
Fannie Mae 4.50% 2041	125	136
Fannie Mae 4.50% 2041	96	104
Fannie Mae 5.00% 2041	11,506	12,628
Fannie Mae 5.00% 2041	3,894	4,274
Fannie Mae 5.00% 2041	1,151	1,264
Fannie Mae 5.00% 2041	923	1,015
Fannie Mae 5.00% 2041	870	956
Fannie Mae 5.00% 2041	741	815
Fannie Mae 5.00% 2041	710	781
Fannie Mae 5.00% 2041	676	744
Fannie Mae 5.00% 2041	658	722
Fannie Mae 5.50% 2041	71,569	77,942
Fannie Mae 5.50% 2041	25,084	27,317
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	753	852
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	595	664
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	406	486
Fannie Mae 3.50% 2042	35,000	36,373
Fannie Mae 4.00% 2042	9,000	9,528
Fannie Mae 4.50% 2042	281,000	300,319
Fannie Mae 5.00% 2042	49,250	53,175
Fannie Mae 6.00% 2042	73,300	80,561
Fannie Mae, Series 2002-W1, Class 2A, 7.096% 20426	1,048	1,239
Fannie Mae 6.50% 2047	2,037	2,245
Fannie Mae 6.50% 2047	1,967	2,168
Fannie Mae 6.50% 2047	1,801	1,984
Fannie Mae 6.50% 2047	903	995
Fannie Mae 6.50% 2047	895	986
Fannie Mae 6.50% 2047	654	721
Fannie Mae 6.50% 2047	551	607
Fannie Mae 7.00% 2047	1,510	1,662
Fannie Mae 7.00% 2047	1,214	1,335
Fannie Mae 7.00% 2047	1,115	1,227
Fannie Mae 7.00% 2047	966	1,063
Fannie Mae 7.00% 2047	162	178
Freddie Mac 5.00% 2018	2,434	2,615
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	28,517
Freddie Mac, Series 2289, Class NB, 10.93% 20226	50	54
Freddie Mac 5.00% 2023	9,027	9,683
Freddie Mac 5.00% 2023	8,404	9,015
Freddie Mac 5.00% 2023	7,456	7,997
Freddie Mac 5.00% 2023	2,790	3,008
Freddie Mac 6.00% 2026	1,597	1,760
Freddie Mac 6.00% 2027	2,678	2,950
Freddie Mac 2.476% 20356	2,811	2,984
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,298	3,690
Freddie Mac, Series 3257, Class PA, 5.50% 2036	15,365	16,885
Freddie Mac, Series 3286, Class JN, 5.50% 2037	17,919	19,693
Freddie Mac, Series 3312, Class PA, 5.50% 2037	15,068	16,560
Freddie Mac, Series 3318, Class JT, 5.50% 2037	10,102	11,102
Freddie Mac 5.50% 2037	4,925	5,349
Freddie Mac, Series 3271, Class OA, 6.00% 2037	12,983	14,735
Freddie Mac 6.00% 2037	974	1,070
Freddie Mac 5.50% 2038	20,724	22,502
Freddie Mac 5.50% 2038	9,506	10,322
Freddie Mac 6.50% 2038	10,253	11,487
Freddie Mac 6.50% 2038	3,714	4,126
Freddie Mac 5.00% 2039	8,032	8,680
Freddie Mac 5.00% 2039	7,231	7,887
Freddie Mac 5.00% 2039	3,703	3,987
Freddie Mac 5.50% 2039	5,637	6,122
Freddie Mac 5.50% 2039	4,927	5,350
Freddie Mac 4.00% 2041	20,687	21,862
Freddie Mac 4.00% 2041	4,930	5,243
Freddie Mac 5.00% 2041	3,906	4,282
Freddie Mac 5.00% 2041	3,152	3,455
Freddie Mac 5.00% 2041	684	750
Freddie Mac 5.00% 2041	639	700
Freddie Mac 5.00% 2041	625	685
Freddie Mac 5.00% 2041	582	638
Freddie Mac 5.00% 2041	428	470
Freddie Mac 5.00% 2041	419	460
Freddie Mac 5.00% 2041	317	348
Government National Mortgage Assn. 10.00% 2021	573	673
Government National Mortgage Assn. 10.00% 2025	539	629
Government National Mortgage Assn. 4.00% 2040	96,693	104,452
Government National Mortgage Assn. 4.50% 2040	4,765	5,214
Government National Mortgage Assn. 5.00% 2040	5,173	5,712
Government National Mortgage Assn. 5.00% 2040	1,812	2,001
Government National Mortgage Assn. 3.50% 2042	12,000	12,634
Government National Mortgage Assn. 3.50% 2042	6,000	6,306
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	7,250	7,590
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,557
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	29,375	31,503
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20375	15,500	16,594
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20375	550	588
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	329	331
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20456	14,700	16,762
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20465	7,500	7,856
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20465	24,000	25,419
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	2,518	2,553
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.93% 20496	15,450	17,404
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,087	2,158
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	6,304	6,586
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,402	1,404
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.987% 20396	18,880	20,313
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20406	6,295	6,532
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	8,600	8,949
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.444% 20446	22,000	24,687
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	2,683	2,722
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,465	5,503
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20376	10,000	10,790
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.079% 20386	7,000	7,969
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,016
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.509% 20446	13,000	14,546
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.486% 20456	17,000	17,335
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)6	27,410	30,330
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20456	3,000	3,348
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.397% 20456	17,730	18,273
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.843% (undated)6	5,000	5,504
Bank of America 5.50% 20125	22,500	22,711
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20436	20,250	22,704
Nationwide Building Society, Series 2007-2, 5.50% 20125	17,500	17,850
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.399% 20446	5,500	6,150
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	8,000	8,978
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20306	11,422	12,713
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,153	7,405
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.368% 20476	7,529	4,438
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20426	11,007	11,173
Bank of Montreal 2.85% 20155	10,000	10,582
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	10,000	10,504
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	8,521	9,355
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20465	7,652	8,127
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.105% 20366	10,903	8,044
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	7,119
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.534% 20366	9,118	6,873
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	4,519	4,603
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,473	1,509
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,413	4,489
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	1,863	1,879
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	726
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.836% 20315,6	14,811	194
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	176	180
		3,167,573

CONSUMER DISCRETIONARY — 3.49%
Virgin Media Finance PLC, Series 1, 9.50% 2016	86,065	97,684
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,504
Virgin Media Finance PLC 8.375% 20195	41,674	46,883
Virgin Media Secured Finance PLC 5.25% 2021	8,225	8,928
Univision Communications Inc., Term Loan, 4.52% 20176,7,8	113,454	106,930
Univision Communications Inc. 6.875% 20195	4,685	4,685
Univision Communications Inc. 8.50% 20215	43,485	42,398
Allison Transmission Holdings, Inc., Term Loan B, 2.79% 20146,7,8	107,325	106,504
Allison Transmission Holdings, Inc. 11.00% 20155	30,172	32,020
MGM Resorts International 6.75% 2012	32,010	32,610
MGM Resorts International 6.75% 2013	19,860	20,356
MGM Resorts International 13.00% 2013	10,725	12,588
MGM Resorts International 5.875% 2014	51,925	51,925
MGM Resorts International 7.50% 2016	4,000	4,030
MGM Resorts International 11.125% 2017	500	571
MGM Resorts International 9.00% 2020	5,150	5,832
Boyd Gaming Corp. 6.75% 2014	17,059	16,846
Boyd Gaming Corp. 7.125% 2016	13,925	12,741
Boyd Gaming Corp. 9.125% 2018	88,575	89,239
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20166,7,8	14,047	14,035
Toys “R” Us-Delaware, Inc. 7.375% 20165	3,755	3,830
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	15,202
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	35,509
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20186,7,8	26,741	26,352
Toys “R” Us, Inc. 7.375% 2018	2,750	2,475
Charter Communications, Inc. 13.50% 2016	24,238	28,056
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	41,243
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	8,425	9,183
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,675
Time Warner Inc. 5.875% 2016	11,485	13,587
Time Warner Companies, Inc. 7.25% 2017	1,500	1,856
Time Warner Inc. 4.75% 2021	19,000	21,083
Time Warner Cable Inc. 4.00% 2022	39,350	41,673
Time Warner Inc. 6.25% 2041	8,000	9,719
Time Warner Cable Inc. 6.20% 2013	1,600	1,718
Time Warner Cable Inc. 7.50% 2014	10,400	11,747
Time Warner Cable Inc. 6.75% 2018	22,500	27,302
Time Warner Cable Inc. 5.00% 2020	19,000	21,283
Time Warner Cable Inc. 4.00% 2021	6,700	7,027
Time Warner Cable Inc. 4.125% 2021	16,000	16,897
Time Warner Cable Inc. 5.50% 2041	1,300	1,410
Comcast Corp. 5.90% 2016	10,000	11,625
Comcast Corp. 6.30% 2017	3,000	3,616
Comcast Corp. 6.45% 2037	35,800	44,045
Comcast Corp. 6.95% 2037	10,275	13,373
Comcast Corp. 6.40% 2040	3,700	4,728
Limited Brands, Inc. 5.25% 2014	1,585	1,680
Limited Brands, Inc. 8.50% 2019	16,105	19,105
Limited Brands, Inc. 7.00% 2020	20,315	22,651
Limited Brands, Inc. 6.625% 2021	29,215	32,283
Michaels Stores, Inc., Term Loan B3, 5.125% 20166,7,8	20,139	20,126
Michaels Stores, Inc., Term Loan B2, 5.125% 20166,7,8	3,727	3,724
Michaels Stores, Inc. 13.00% 2016	6,850	7,329
Michaels Stores, Inc. 7.75% 2018	25,500	26,743
Revel Entertainment, Term Loan B, 9.00% 20176,7,8	48,950	47,352
CSC Holdings, Inc. 8.50% 2014	14,975	16,735
CSC Holdings, Inc. 8.625% 2019	6,175	7,240
Cablevision Systems Corp. 8.00% 2020	20,000	22,000
Neiman Marcus Group, Inc. 10.375% 2015	9,875	10,307
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20186,7,8	35,820	35,242
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	4,000	4,460
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	29,310	33,267
Cox Communications, Inc. 5.45% 2014	5,000	5,565
Cox Communications, Inc. 5.875% 20165	25,000	29,188
Tousa, Inc. 9.00% 20103,9	10,675	7,014
Tousa, Inc. 9.00% 20103,9	7,815	5,134
Tousa, Inc. 9.25% 20113,5,9	33,175	21,796
J.C. Penney Co., Inc. 5.75% 2018	17,293	17,725
J.C. Penney Co., Inc. 5.65% 2020	15,975	16,095
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	24,200	25,531
CityCenter Holdings, LLC and CityCenter Finance Corp. 11.50% 201710	6,698	7,145
Marina District Finance Co., Inc. 9.50% 2015	34,000	32,555
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,419
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,350
Mediacom LLC and Mediacom Capital Corp. 7.25% 20225	5,550	5,550
Home Depot, Inc. 5.95% 2041	25,000	32,250
News America Inc. 5.30% 2014	20,000	22,262
News America Holdings Inc. 8.00% 2016	1,000	1,234
News America Inc. 4.50% 2021	3,750	4,087
News America Inc. 6.65% 2037	3,650	4,401
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,671
Marriott International, Inc., Series I, 6.375% 2017	19,500	22,605
Target Corp. 6.00% 2018	24,500	30,160
Cinemark USA, Inc., Term Loan, 3.54% 20166,7,8	3,603	3,607
Cinemark USA, Inc. 8.625% 2019	23,075	25,498
PETCO Animal Supplies, Inc. 9.25% 20185	26,600	28,994
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20176,7,8	24,584	24,573
Burlington Coat Factory Warehouse Corp. 10.00% 2019	3,700	3,534
Royal Caribbean Cruises Ltd. 11.875% 2015	22,175	26,665
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	23,300	25,805
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	25,572
Macy’s Retail Holdings, Inc. 7.875% 20156	12,930	15,204
Macy’s Retail Holdings, Inc. 3.875% 2022	35	36
Federated Department Stores, Inc. 6.90% 2029	7,925	9,591
NBCUniversal Media, LLC 2.10% 2014	3,000	3,053
NBCUniversal Media, LLC 2.875% 2016	10,000	10,405
NBCUniversal Media, LLC 5.15% 2020	2,500	2,870
NBCUniversal Media, LLC 4.375% 2021	4,750	5,171
NBCUniversal Media, LLC 5.95% 2041	2,650	3,200
Tower Automotive Holdings 10.625% 20175	22,924	24,414
Volkswagen International Finance NV 1.625% 20135	10,000	10,059
Volkswagen International Finance NV 1.191% 20145,6	10,000	9,815
Volkswagen International Finance NV 2.875% 20165	4,000	4,126
Vidéotron Ltée 6.875% 2014	4,347	4,374
Vidéotron Ltée 6.375% 2015	4,905	5,034
Quebecor Media Inc. 7.75% 2016	13,000	13,455
Walt Disney Co. 0.875% 2014	19,000	19,136
Walt Disney Co. 5.625% 2016	2,000	2,398
DISH DBS Corp 7.875% 2019	1,425	1,649
DISH DBS Corp 6.75% 2021	17,400	19,053
Warner Music Group 9.50% 20165	925	1,011
Warner Music Group 9.50% 2016	850	929
Warner Music Group 11.50% 20185	17,100	17,528
UPC Germany GmbH 8.125% 20175	5,000	5,425
Kabel BW Erste Beteiligu 7.50% 20195	12,500	13,406
Regal Cinemas Corp. 8.625% 2019	16,225	17,888
LBI Media, Inc. 8.50% 20175	32,174	16,730
Burger King Corp 0%/11.00% 20195,11	23,475	16,256
Needle Merger Sub Corp. 8.125% 20195	16,220	15,835
ONO Finance II PLC 10.875% 20195	16,705	15,035
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,727
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,444
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,341
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	5,923
Staples, Inc. 9.75% 2014	11,875	13,615
Sally Holdings LLC and Sally Capital Inc. 6.875% 20195	11,950	12,846
Seminole Tribe of Florida 6.535% 20205,7	10,000	9,814
Seminole Tribe of Florida 7.804% 20205,7	2,885	2,831
Local T.V. Finance LLC 9.25% 20155,6,10	12,473	12,411
Tenneco Inc. 6.875% 2020	11,300	12,063
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,869
Daimler Finance NA LLC 2.625% 20165	3,000	3,019
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,856
Gray Television, Inc. 10.50% 2015	10,235	10,670
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,390	10,533
Academy, Ltd., Term Loan B, 6.00% 20186,7,8	10,000	10,030
Thomson Reuters Corp. 5.95% 2013	3,625	3,864
Thomson Reuters Corp. 6.50% 2018	5,000	6,158
Bon-Ton Department Stores, Inc. 10.25% 2014	15,550	9,913
Hanesbrands Inc., Series B, 4.146% 20146	1,197	1,203
Hanesbrands Inc. 8.00% 2016	2,600	2,880
Hanesbrands Inc. 6.375% 2020	5,000	5,238
Marks and Spencer Group PLC 6.25% 20175	7,000	7,474
Marks and Spencer Group PLC 7.125% 20375	1,000	982
Seneca Gaming Corp. 8.25% 20185	7,925	7,786
Chrysler Group LLC 8.00% 20195	7,215	6,962
Jarden Corp. 8.00% 2016	5,725	6,255
NCL Corp. Ltd. 9.50% 2018	5,000	5,438
Dynacast International Ltd. 9.25% 20195	5,325	5,432
WPP Finance 2010 4.75% 20215	4,500	4,635
Radio One, Inc., Term Loan B, 7.50% 20166,7,8	3,298	3,205
Meritage Corp. 7.731% 20175	2,595	2,540
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20175	1,325	1,418
		2,427,213

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.27%
U.S. Treasury 0.625% 2012	33,625	33,702
U.S. Treasury 0.625% 2012	17,150	17,227
U.S. Treasury 2.00% 201212	10,870	10,942
U.S. Treasury 0.75% 2013	1,500	1,513
U.S. Treasury 1.125% 2013	142,125	143,967
U.S. Treasury 1.375% 2013	245,375	249,176
U.S. Treasury 1.50% 2013	40,000	40,988
U.S. Treasury 1.875% 201312	30,795	32,446
U.S. Treasury 2.75% 2013	109,500	114,351
U.S. Treasury 3.50% 2013	92,125	96,192
U.S. Treasury 1.875% 2014	17,555	18,201
U.S. Treasury 1.875% 201512	44,198	49,472
U.S. Treasury 1.50% 2016	102,000	106,128
U.S. Treasury 1.50% 2016	14,675	15,266
U.S. Treasury 1.75% 2016	6,875	7,229
U.S. Treasury 2.00% 2016	27,375	29,025
U.S. Treasury 2.125% 2016	50,000	53,309
U.S. Treasury 4.50% 2016	10,925	12,682
U.S. Treasury 7.50% 2016	20,000	26,508
U.S. Treasury 1.375% 2018	3,650	3,695
U.S. Treasury 3.50% 2018	22,650	26,026
U.S. Treasury 8.75% 2020	29,250	46,472
U.S. Treasury 2.125% 2021	144,850	149,681
U.S. Treasury 8.00% 2021	9,025	14,192
U.S. Treasury 0.125% 202212	42,050	43,853
U.S. Treasury 6.25% 2023	135,000	194,490
U.S. Treasury 6.75% 2026	6,275	9,716
U.S. Treasury 4.50% 2036	99,435	129,673
U.S. Treasury 4.375% 2039	14,000	18,071
U.S. Treasury 4.625% 2040	158,120	212,026
U.S. Treasury 3.75% 2041	8,325	9,710
U.S. Treasury 4.75% 2041	107,125	146,669
Fannie Mae 0.75% 2013	17,825	17,995
Fannie Mae 1.00% 2013	6,850	6,937
Fannie Mae 6.25% 2029	32,000	45,182
Freddie Mac 1.125% 2012	35,125	35,295
Freddie Mac 1.75% 2015	29,500	30,723
Freddie Mac 2.375% 2022	3,650	3,699
CoBank ACB 7.875% 20185	10,000	11,943
CoBank ACB 1.146% 20225,6	8,315	6,512
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,609
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,135
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,837
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	11,217
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	6,975	7,216
Federal Home Loan Bank 4.125% 2020	1,600	1,896
Tennessee Valley Authority, Series A, 3.875% 2021	850	977
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	857
		2,279,628

TELECOMMUNICATION SERVICES — 2.09%
Nextel Communications, Inc., Series E, 6.875% 2013	66,000	66,330
Nextel Communications, Inc., Series F, 5.95% 2014	59,360	59,063
Nextel Communications, Inc., Series D, 7.375% 2015	186,970	181,828
Sprint Nextel Corp. 9.00% 20185	16,000	17,280
Sprint Nextel Corp. 11.50% 20215	20,975	21,762
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20155	79,320	75,156
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20155	72,825	69,002
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20165	6,125	6,232
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	38,045	30,912
Wind Acquisition SA 11.75% 20175	115,795	115,216
Wind Acquisition SA 7.25% 20185	49,055	47,706
Verizon Communications Inc. 5.55% 2014	37,250	40,710
Verizon Communications Inc. 4.90% 2015	3,560	4,002
Verizon Communications Inc. 3.00% 2016	17,000	18,097
Verizon Communications Inc. 5.50% 2017	3,000	3,532
Verizon Communications Inc. 8.75% 2018	5,000	6,948
Verizon Communications Inc. 3.50% 2021	4,925	5,166
Verizon Communications Inc. 4.75% 2041	75	80
Verizon Communications Inc. 6.00% 2041	32,925	41,384
Vodafone Group PLC, Term Loan, 6.875% 20153,7,8,10	66,762	66,929
Vodafone Group PLC, Term Loan B, 6.25% 20163,7,8,10	19,623	19,574
Cricket Communications, Inc. 10.00% 2015	26,010	26,920
Cricket Communications, Inc. 7.75% 2016	48,490	51,642
AT&T Inc. 4.95% 2013	28,750	29,966
SBC Communications Inc. 5.10% 2014	3,500	3,875
AT&T Inc. 2.40% 2016	12,565	13,054
SBC Communications Inc. 5.625% 2016	10,000	11,609
AT&T Inc. 5.35% 2040	11,580	12,987
Crown Castle International Corp. 9.00% 2015	33,850	37,066
Crown Castle International Corp. 7.75% 20175	9,950	10,858
Crown Castle International Corp. 7.125% 2019	19,000	20,757
Frontier Communications Corp. 7.875% 2015	18,475	19,168
Frontier Communications Corp. 8.25% 2017	29,625	29,995
Frontier Communications Corp. 8.125% 2018	2,467	2,473
Frontier Communications Corp. 8.50% 2020	9,875	9,826
Frontier Communications Corp. 8.75% 2022	6,425	6,393
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,030
Telecom Italia Capital SA 5.25% 2015	18,000	17,437
Telecom Italia Capital SA 6.999% 2018	30,215	30,442
Telecom Italia Capital SA 7.175% 2019	2,000	2,035
LightSquared, Term Loan B, 12.00% 20147,8,10	95,419	45,801
France Télécom 2.75% 2016	9,000	9,285
France Télécom 4.125% 2021	15,000	15,624
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,692
Deutsche Telekom International Finance BV 8.75% 20306	4,185	6,067
Deutsche Telekom International Finance BV 9.25% 2032	4,815	7,298
tw telecom holdings inc. 8.00% 2018	20,000	21,750
Telefónica Emisiones, SAU 3.729% 2015	3,050	3,037
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,005
Telefónica Emisiones, SAU 5.134% 2020	7,950	7,775
Trilogy International Partners, LLC, 10.25% 20165	22,150	19,603
Level 3 Financing, Inc. 10.00% 2018	3,400	3,646
Level 3 Escrow Inc. 8.125% 20195	10,200	10,302
Level 3 Communications, Inc. 11.875% 2019	4,625	5,064
SBA Telecommunications, Inc. 8.00% 2016	16,675	18,134
Sable International Finance Ltd. 8.75% 20205	12,500	13,031
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,443
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,020
América Móvil, SAB de CV 2.375% 2016	500	509
		1,457,528

INDUSTRIALS — 1.98%
CEVA Group PLC, Bridge Loan, 9.75% 20153,6,7,8	32,191	32,191
CEVA Group PLC 11.625% 20165	3,725	3,948
CEVA Group PLC 8.375% 20175	9,300	9,079
CEVA Group PLC 11.50% 20185	28,080	28,291
CEVA Group PLC 12.75% 20205	72,700	71,519
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20146,7,8	8,180	6,396
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20146,7,8	139,189	108,835
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,7,8	24,818	19,792
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	3,570	964
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,10	14,057	3,796
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,450	567
United Air Lines, Inc., Term Loan B, 2.313% 20146,7,8	21,579	21,180
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20167	4,210	4,186
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20177	2,194	2,161
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20187	642	622
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	198	197
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	7,949	8,287
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	2,504	2,673
United Air Lines, Inc., Series 1996-A2, 7.87% 20193,7,9	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	399	399
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	14,312	15,215
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20207	503	498
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20207	8,724	8,746
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20217	651	705
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20215,7	4,646	4,425
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20217	2,105	2,108
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	3,610	3,772
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20227	10,966	11,048
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20227	2,865	3,120
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20227	5,309	5,859
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	4,440	4,373
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20247	7,641	7,904
Ply Gem Industries, Inc. 13.125% 2014	12,962	12,314
Ply Gem Industries, Inc. 8.25% 2018	93,410	91,075
US Investigations Services, Inc., Term Loan B, 3.029% 20156,7,8	14,627	13,823
US Investigations Services, Inc., Term Loan B, 7.75% 20156,7,8	20,663	20,663
US Investigations Services, Inc. 10.50% 20155	49,850	46,610
US Investigations Services, Inc. 11.75% 20165	19,814	18,328
General Electric Capital Corp. 1.213% 20146	35,000	34,715
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,346
General Electric Capital Corp. 2.95% 2016	4,650	4,863
General Electric Capital Corp. 2.90% 2017	8,750	9,015
General Electric Corp. 5.25% 2017	9,825	11,501
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,443
General Electric Capital Corp. 4.65% 2021	12,305	13,035
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	81,225	79,194
Northwest Airlines, Inc., Term Loan B, 4.08% 20136,7,8	3,170	3,154
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	3,390	3,437
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20175,7	12,500	11,875
Northwest Airlines, Inc., Term Loan A, 2.33% 20186,7,8	47,668	44,570
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	5,428	5,618
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	29,878
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,901	4,496
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,7,8	12,000	12,960
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,119
JELD-WEN Escrow Corp. 12.25% 20175	43,750	48,344
Nortek Inc. 10.00% 2018	22,255	22,923
Nortek Inc. 8.50% 20215	24,350	23,254
ARAMARK Corp. 3.929% 20156	7,125	7,072
ARAMARK Corp. 8.50% 2015	28,450	29,303
ARAMARK Corp. 8.625% 20165,10	2,000	2,065
Esterline Technologies Corp. 6.625% 2017	13,025	13,546
Esterline Technologies Corp. 7.00% 2020	16,590	18,208
Union Pacific Corp. 5.125% 2014	15,325	16,570
Union Pacific Corp. 5.75% 2017	2,065	2,472
Union Pacific Corp. 5.70% 2018	8,000	9,573
Ashtead Capital, Inc. 9.00% 20165	27,020	28,439
Euramax International, Inc. 9.50% 2016	31,755	26,277
TransDigm Inc. 7.75% 2018	21,395	23,534
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	15,505
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,659
RailAmerica, Inc. 9.25% 2017	20,252	22,632
AMR Corp. 9.00% 2012	11,000	3,245
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	6,042	3,353
AMR Corp. 10.00% 2021	3,000	840
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20227	5,610	4,404
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20237	9,000	9,579
Iron Mountain Inc. 8.375% 2021	15,000	16,462
Honeywell International Inc. 3.875% 2014	13,605	14,551
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,597
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	11,212
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,135
Volvo Treasury AB 5.95% 20155	10,335	11,064
Norfolk Southern Corp. 5.75% 2016	6,710	7,828
Norfolk Southern Corp. 5.75% 2018	2,000	2,383
USG Corp. 9.75% 20186	10,500	9,778
CSX Corp. 5.75% 2013	4,960	5,230
CSX Corp. 6.25% 2015	3,460	4,010
Atlas Copco AB 5.60% 20175	7,405	8,428
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	2,540	1,918
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,475	4,339
RBS Global, Inc. and Rexnord LLC 11.75% 2016	550	584
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,900	5,231
Sequa Corp., Term Loan B, 3.84% 20146,7,8	5,521	5,462
ERAC USA Finance Co. 5.25% 20205	5,000	5,427
Canadian National Railway Co. 1.45% 2016	5,010	5,041
H&E Equipment Services, Inc. 8.375% 2016	4,800	4,968
United Technologies Corp. 4.50% 2020	2,000	2,316
United Technologies Corp. 5.70% 2040	2,000	2,499
Danaher Corp. 2.30% 2016	4,000	4,183
Odebrecht Finance Ltd 7.00% 2020	2,250	2,447
Odebrecht Finance Ltd 6.00% 20235	250	253
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,115	1,154
John Deere Capital Corp., Series D, 5.75% 2018	575	710
		1,377,895

INFORMATION TECHNOLOGY — 1.81%
First Data Corp., Term Loan B2, 3.027% 20146,7,8	100,352	95,529
First Data Corp. 9.875% 2015	6,187	6,063
First Data Corp. 9.875% 2015	222	219
First Data Corp. 10.55% 201510	13,581	13,513
First Data Corp. 11.25% 2016	210,275	183,465
First Data Corp. 7.375% 20195	25,075	25,138
First Data Corp. 8.875% 20205	7,300	7,811
First Data Corp. 8.25% 20215	50,916	47,352
First Data Corp. 12.625% 2021	122,171	118,811
First Data Corp. 8.75% 20225,6,10	111,971	102,454
SRA International, Inc., Term Loan B, 6.50% 20186,7,8	67,257	65,786
Sterling Merger Inc. 11.00% 20195	58,195	59,213
Freescale Semiconductor, Inc., Term Loan, 4.545% 20166,7,8	21,647	21,206
Freescale Semiconductor, Inc. 10.125% 2016	40,775	43,527
Freescale Semiconductor, Inc. 9.25% 20185	18,000	19,755
Freescale Semiconductor, Inc. 10.125% 20185	24,756	27,665
Cisco Systems, Inc. 0.794% 20146	10,000	10,022
Cisco Systems, Inc. 2.90% 2014	10,000	10,608
Cisco Systems, Inc. 3.15% 2017	10,000	11,013
Cisco Systems, Inc. 4.95% 2019	20,000	23,567
International Business Machines Corp. 1.95% 2016	14,750	15,277
International Business Machines Corp. 2.00% 2016	35,000	36,332
International Business Machines Corp. 5.60% 2039	1,750	2,258
Blackboard Inc., Term Loan B, 7.50% 20186,7,8	55,050	53,576
SunGard Data Systems Inc. 7.375% 2018	28,000	29,680
SunGard Data Systems Inc. 7.625% 2020	18,165	19,391
Jabil Circuit, Inc. 8.25% 2018	29,225	34,193
Jabil Circuit, Inc. 5.625% 2020	11,150	11,540
NXP BV and NXP Funding LLC 10.00% 20134	16,241	18,149
NXP BV and NXP Funding LLC 9.50% 2015	5,605	5,934
NXP BV and NXP Funding LLC 9.75% 20185	18,395	20,648
Sanmina-SCI Corp. 3.296% 20145,6	23,750	23,394
Sanmina-SCI Corp. 8.125% 2016	5,830	6,049
Ceridian Corp. 11.25% 2015	28,425	25,654
Advanced Micro Devices, Inc. 8.125% 2017	13,750	14,919
Advanced Micro Devices, Inc. 7.75% 2020	6,250	6,781
National Semiconductor Corp. 6.15% 2012	15,000	15,305
Serena Software, Inc. 10.375% 2016	13,430	13,867
EH Holding Corp. 6.50% 20195	9,550	9,992
EH Holding Corp. 7.625% 20215	1,175	1,246
Xerox Corp. 6.40% 2016	768	871
Xerox Corp. 6.75% 2017	360	415
		1,258,188

HEALTH CARE — 1.56%
VWR Funding, Inc., Series B, 10.25% 201510	79,476	82,754
PTS Acquisition Corp. 9.50% 201510	73,796	76,564
Express Scripts Inc. 2.75% 20145	1,000	1,022
Express Scripts Inc. 6.25% 2014	4,000	4,387
Express Scripts Inc. 3.125% 2016	24,864	25,770
Express Scripts Inc. 7.25% 2019	8,985	10,928
Express Scripts Inc. 4.75% 20215	1,000	1,061
Express Scripts Inc. 6.125% 20415	22,000	24,060
Quintiles, Term Loan B, 5.00% 20186,7,8	61,028	60,909
inVentiv Health Inc. 10.00% 20185	45,280	41,205
inVentiv Health Inc. 10.00% 20185	19,845	18,059
Tenet Healthcare Corp. 7.375% 2013	32,447	33,583
Tenet Healthcare Corp. 9.25% 2015	22,805	24,914
Boston Scientific Corp. 6.40% 2016	21,735	24,682
Boston Scientific Corp. 6.00% 2020	23,580	26,904
Amgen Inc. 2.50% 2016	21,375	22,079
Amgen Inc. 3.875% 2021	20,400	21,305
Amgen Inc. 5.15% 2041	7,500	7,996
Novartis Capital Corp. 4.125% 2014	17,250	18,493
Novartis Capital Corp. 2.90% 2015	14,000	15,027
Novartis Securities Investment Ltd. 5.125% 2019	14,000	16,762
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	32,170	35,347
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	8,965	9,861
Roche Holdings Inc. 6.00% 20195	20,750	25,617
Roche Holdings Inc. 7.00% 20395	10,000	14,323
Symbion Inc. 8.00% 2016	38,355	36,245
Kinetic Concepts, Inc. 10.50% 20185	34,100	34,867
Alkermes, Inc., Term Loan B, 6.75% 20176,7,8	20,335	20,530
Alkermes, Inc., Term Loan B, 9.50% 20186,7,8	9,535	9,785
Pfizer Inc 5.35% 2015	20,000	22,815
Pfizer Inc 6.20% 2019	1,000	1,261
Grifols Inc. 8.25% 2018	21,643	23,861
Merge Healthcare Inc 11.75% 2015	21,065	22,487
UnitedHealth Group Inc. 1.875% 2016	1,565	1,591
UnitedHealth Group Inc. 6.00% 2017	12,430	14,907
UnitedHealth Group Inc. 3.375% 2021	2,000	2,110
UnitedHealth Group Inc. 4.70% 2021	1,000	1,153
UnitedHealth Group Inc. 4.625% 2041	2,000	2,131
Patheon Inc. 8.625% 20175	26,276	21,678
Multiplan Inc. 9.875% 20185	19,255	21,084
Gilead Sciences, Inc. 2.40% 2014	3,150	3,262
Gilead Sciences, Inc. 3.05% 2016	2,515	2,640
Gilead Sciences, Inc. 4.40% 2021	5,260	5,710
Gilead Sciences, Inc. 5.65% 2041	6,725	7,697
Centene Corp. 5.75% 2017	17,540	17,978
HCA Inc. 6.375% 2015	2,400	2,532
HCA Inc., Term Loan B2, 3.829% 20176,7,8	6,292	6,175
HCA Inc. 7.50% 2022	6,925	7,427
Surgical Care Affiliates, Inc. 8.875% 20155,6,10	6,591	6,690
Surgical Care Affiliates, Inc. 10.00% 20175	9,500	9,203
Cardinal Health, Inc. 4.00% 2015	3,000	3,233
Cardinal Health, Inc. 5.80% 2016	10,000	11,707
Bausch & Lomb Inc. 9.875% 2015	14,175	14,919
Rotech Healthcare Inc. 10.50% 2018	18,730	14,797
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,282
McKesson Corp. 3.25% 2016	7,525	8,017
McKesson Corp. 4.75% 2021	3,475	3,994
WellPoint, Inc. 6.00% 2014	10,000	10,878
Sanofi 0.774% 20136	10,000	10,038
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,671
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,953
Coventry Health Care, Inc. 6.30% 2014	8,370	9,115
Fresenius Medical Care AG & Co. KGaA 5.875% 20225	7,255	7,436
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,420
Biogen Idec Inc. 6.00% 2013	6,000	6,298
DENTSPLY International Inc. 2.75% 2016	5,620	5,734
ConvaTec Healthcare 10.50% 20185	1,455	1,428
Vanguard Health Systems Inc. 0% 2016	492	323
		1,087,674

ENERGY — 1.42%
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,759
TransCanada PipeLines Ltd., junior subordinated 6.35% 20676	61,150	61,907
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,155
Kinder Morgan Energy Partners LP 3.50% 2016	33,950	35,760
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,376
Kinder Morgan Energy Partners LP 9.00% 2019	1,660	2,113
Kinder Morgan Energy Partners, L.P. 5.80% 2021	3,140	3,549
Kinder Morgan Energy Partners LP 4.15% 2022	12,145	12,427
Kinder Morgan Energy Partners LP 6.95% 2038	750	867
Kinder Morgan Energy Partners LP 6.375% 2041	2,500	2,862
Laredo Petroleum, Inc. 9.50% 2019	57,550	63,161
Anadarko Petroleum Corp. 5.95% 2016	10,500	12,071
Anadarko Petroleum Corp. 6.375% 2017	3,500	4,146
Anadarko Petroleum Corp. 8.70% 2019	31,625	41,509
Anadarko Petroleum Corp. 6.20% 2040	500	591
Transocean Inc. 5.05% 2016	21,000	22,533
Transocean Inc. 6.375% 2021	29,050	33,028
Transocean Inc. 7.35% 2041	1,340	1,619
Shell International Finance BV 1.875% 2013	10,000	10,184
Shell International Finance BV 4.00% 2014	20,000	21,473
Shell International Finance BV 4.30% 2019	8,500	9,931
Shell International Finance BV 4.375% 2020	4,000	4,731
Shell International Finance BV 6.375% 2038	6,000	8,404
Ras Laffan Liquefied Natural Gas III 5.50% 20145	2,400	2,574
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,755
Ras Laffan Liquefied Natural Gas III 6.75% 20195	1,000	1,189
Ras Laffan Liquefied Natural Gas II 5.298% 20205,7	27,471	29,600
Ras Laffan Liquefied Natural Gas III 5.838% 20275,7	10,325	11,048
Energy Transfer Partners, L.P. 5.20% 2022	40,655	43,048
Energy Transfer Partners, L.P. 6.50% 2042	2,000	2,166
Petroplus Finance Ltd. 6.75% 20145	39,340	11,802
Petroplus Finance Ltd. 7.00% 20175	60,011	18,003
Petroplus Finance Ltd. 9.375% 20195	50,518	15,155
StatoilHydro ASA 3.875% 2014	10,000	10,762
StatoilHydro ASA 1.80% 2016	15,000	15,364
Statoil ASA 3.125% 2017	10,000	10,806
StatoilHydro ASA 5.25% 2019	2,000	2,373
Statoil ASA 3.15% 2022	1,750	1,833
StatoilHydro ASA 4.25% 2041	1,600	1,712
Peabody Energy Corp. 6.00% 20185	18,725	19,380
Peabody Energy Corp. 6.25% 20215	22,075	22,848
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,266
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,062
Enbridge Energy Partners, LP 4.20% 2021	9,000	9,572
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,141
Enterprise Products Operating LLC 5.65% 2013	10,000	10,542
Enterprise Products Operating LLC 5.20% 2020	11,250	12,657
Enterprise Products Operating LLC 4.05% 2022	4,250	4,403
Enterprise Products Operating LLC 7.00% 20676	4,830	4,780
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20185,7	28,483	29,052
BG Energy Capital PLC 2.50% 20155	7,000	7,041
BG Energy Capital PLC 2.875% 20165	11,505	12,003
BG Energy Capital PLC 4.00% 20215	3,500	3,762
BG Energy Capital PLC 5.125% 20415	1,250	1,408
Enbridge Inc. 5.60% 2017	20,067	22,906
Woodside Finance Ltd. 4.60% 20215	21,655	22,450
Arch Coal, Inc. 7.00% 20195	22,100	22,266
Williams Partners L.P. 4.125% 2020	6,500	6,696
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,166
Williams Partners L.P. 4.00% 2021	11,820	12,090
Spectra Energy Partners, LP 2.95% 2016	3,750	3,849
Spectra Energy Partners 4.60% 2021	15,730	16,689
Chevron Corp. 3.95% 2014	500	535
Chevron Corp. 4.95% 2019	12,995	15,668
Alpha Natural Resources, Inc. 6.00% 2019	13,550	13,516
Alpha Natural Resources, Inc. 6.25% 2021	1,900	1,890
Total Capital SA 3.00% 2015	11,500	12,277
Total Capital SA 3.125% 2015	1,200	1,287
Total Capital SA 4.45% 2020	1,000	1,137
Energy Transfer Partners, LP 7.50% 2020	12,000	13,320
Cenovus Energy Inc. 4.50% 2014	12,000	13,006
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,801
Canadian Natural Resources Ltd. 3.45% 2021	3,555	3,767
Husky Energy Inc. 5.90% 2014	3,500	3,841
Husky Energy Inc. 6.80% 2037	5,675	7,305
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	9,245	9,728
Gazprom OJSC 6.51% 20225	500	530
Gazprom OJSC 7.288% 20375	4,650	5,063
Gazprom OJSC 7.288% 2037	2,500	2,722
Petrobras International 5.75% 2020	6,535	7,040
Petrobras International 5.375% 2021	500	527
CONSOL Energy Inc. 8.25% 2020	6,250	6,805
Williams Companies, Inc. 8.75% 2032	4,824	6,385
XTO Energy Inc. 5.50% 2018	2,500	3,081
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20215,7	2,950	3,079
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	2,500	2,700
Reliance Holdings Ltd. 4.50% 20205	1,260	1,189
Reliance Holdings Ltd. 6.25% 20405	1,250	1,181
Pemex Project Funding Master Trust 4.875% 20225	600	621
Pemex Project Funding Master Trust 6.50% 20415	625	694
PTT Exploration & Production Ltd 5.692% 20215	500	539
General Maritime Corp. 12.00% 20179	8,500	234
		988,843

CONSUMER STAPLES — 1.19%
Altria Group, Inc. 9.70% 2018	18,000	24,833
Altria Group, Inc. 9.25% 2019	54,890	74,879
Altria Group, Inc. 4.75% 2021	13,000	14,417
Altria Group, Inc. 9.95% 2038	23,500	36,479
Anheuser-Busch InBev NV 0.927% 20146	15,150	15,141
Anheuser-Busch InBev NV 3.625% 2015	21,000	22,546
Anheuser-Busch InBev NV 4.125% 2015	14,000	15,264
Anheuser-Busch InBev NV 7.75% 2019	25,000	32,916
Anheuser-Busch InBev NV 5.375% 2020	3,500	4,155
Anheuser-Busch InBev NV 6.375% 2040	1,000	1,393
SUPERVALU INC. 7.50% 2012	3,323	3,377
Albertson’s, Inc. 7.25% 2013	14,122	14,810
SUPERVALU INC. 7.50% 2014	11,000	11,261
SUPERVALU INC. 8.00% 2016	38,335	40,060
Albertson’s, Inc. 7.45% 2029	2,000	1,595
Albertson’s, Inc. 8.00% 2031	7,205	5,818
Rite Aid Corp. 9.75% 2016	10,000	11,025
Rite Aid Corp. 10.375% 2016	11,488	12,263
Rite Aid Corp. 10.25% 2019	19,590	22,161
Rite Aid Corp. 8.00% 2020	11,450	12,767
SABMiller Holdings Inc. 1.85% 20155	3,000	3,011
SABMiller Holdings Inc. 2.45% 20175	15,805	16,170
SABMiller Holdings Inc. 3.75% 20225	25,000	26,101
SABMiller Holdings Inc. 4.95% 20425	12,000	12,815
PepsiCo, Inc. 3.10% 2015	10,000	10,693
PepsiCo, Inc. 2.50% 2016	7,500	7,928
PepsiCo, Inc. 7.90% 2018	15,000	20,469
Pernod Ricard SA 2.95% 20175	23,000	23,449
Pernod Ricard SA 4.45% 20225	5,000	5,238
Pernod Ricard SA 5.50% 20425	4,000	4,223
Coca-Cola Co. 1.50% 2015	14,090	14,446
Coca-Cola Co. 1.80% 2016	12,500	12,907
Coca-Cola Co. 3.15% 2020	5,000	5,357
Wal-Mart Stores, Inc. 2.875% 2015	15,000	15,994
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,748
Wal-Mart Stores, Inc. 3.625% 2020	2,000	2,207
Wesfarmers Ltd. 6.998% 20135	25,000	26,463
Stater Bros. Holdings Inc. 7.75% 2015	14,250	14,695
Stater Bros. Holdings Inc. 7.375% 2018	8,575	9,240
Constellation Brands, Inc. 8.375% 2014	3,675	4,171
Constellation Brands, Inc. 7.25% 2017	16,425	18,478
Kraft Foods Inc. 6.125% 2018	3,000	3,589
Kraft Foods Inc. 5.375% 2020	11,500	13,462
Kraft Foods Inc. 6.50% 2040	3,000	3,863
Tyson Foods, Inc. 10.50% 2014	6,050	7,048
Tyson Foods, Inc. 6.85% 20166	11,500	12,880
Procter & Gamble Co. 3.50% 2015	17,250	18,713
Unilever Capital Corp. 3.65% 2014	17,500	18,605
Delhaize Group 6.50% 2017	3,850	4,518
Delhaize Group 5.70% 2040	10,691	10,493
General Mills, Inc. 0.811% 20146	15,000	15,003
Diageo Capital PLC 5.50% 2016	11,161	12,983
Kimberly-Clark Corp. 7.50% 2018	9,000	11,956
British American Tobacco International Finance PLC 9.50% 20185	8,705	11,898
Kroger Co. 6.40% 2017	8,250	9,937
Tesco PLC 5.50% 20175	8,000	9,336
Philip Morris International Inc. 2.90% 2021	4,000	4,096
Philip Morris International Inc. 4.375% 2041	3,000	3,118
Smithfield Foods, Inc., Series B, 7.75% 2013	1,495	1,596
Smithfield Foods, Inc. 10.00% 2014	2,696	3,181
Safeway Inc. 3.95% 2020	3,875	3,912
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,348
Del Monte Corp. 7.625% 2019	1,125	1,112
		826,610

MATERIALS — 0.90%
Reynolds Group 8.75% 20165	17,902	19,155
Reynolds Group 9.25% 20185	24,720	24,782
Reynolds Group 7.125% 20195	8,000	8,440
Reynolds Group 7.875% 20195	19,860	21,498
Reynolds Group 9.00% 20195	2,100	2,100
Reynolds Group 9.875% 20195	23,735	24,269
ArcelorMittal 5.375% 2013	4,750	4,915
ArcelorMittal 3.75% 2015	17,500	17,718
ArcelorMittal 3.75% 2016	11,440	11,514
ArcelorMittal 5.50% 2021	23,815	23,333
ArcelorMittal 6.75% 2041	23,250	22,776
Georgia Gulf Corp. 9.00% 20175	54,565	61,249
International Paper Co. 7.40% 2014	12,500	13,907
International Paper Co. 7.95% 2018	15,545	19,433
International Paper Co. 7.30% 2039	5,615	7,061
Teck Resources Ltd. 3.15% 2017	2,500	2,599
Teck Resources Ltd. 10.75% 2019	17,000	20,809
Teck Resources Ltd. 4.75% 2022	12,000	13,284
Teck Resources Ltd. 6.25% 2041	1,750	2,066
E.I. du Pont de Nemours and Co. 0.994% 20146	35,000	35,189
Ardagh Packaging Finance 7.375% 20175	10,220	10,731
Ardagh Packaging Finance 11.125% 20185,10	8,387	7,276
Ardagh Packaging Finance 9.125% 20205	14,710	14,931
Ball Corp. 7.125% 2016	12,700	13,907
Ball Corp. 5.75% 2021	8,615	9,304
Xstrata Canada Financial Corp. 2.85% 20145	5,000	5,101
Xstrata Canada Financial Corp. 3.60% 20175	5,000	5,177
Xstrata Canada Financial Corp. 4.95% 20215	10,500	11,240
Newpage Corp. 11.375% 2014	29,615	19,398
Consolidated Minerals Ltd. 8.875% 20165	21,755	18,709
Dow Chemical Co. 7.60% 2014	14,450	16,423
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,932
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,330
Rio Tinto Finance (USA) Ltd. 3.75% 2021	3,750	4,033
Graphic Packaging International, Inc. 9.50% 2017	13,150	14,564
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,643
Newcrest Finance Pty Ltd. 4.45% 20215	11,895	12,065
Newcrest Finance Pty Ltd. 5.75% 20415	2,000	2,033
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	12,958
MacDermid 9.50% 20175	10,850	11,121
Ecolab Inc. 3.00% 2016	7,455	7,894
Ecolab Inc. 4.35% 2021	1,000	1,105
Ecolab Inc. 5.50% 2041	750	868
Anglo American Capital PLC 2.15% 20135	8,015	8,047
OMNOVA Solutions Inc. 7.875% 2018	8,500	7,863
JMC Steel Group Inc. 8.25% 20185	7,250	7,468
Smurfit Capital Funding PLC 7.50% 2025	7,125	6,858
Cliffs Natural Resources Inc. 4.875% 2021	4,000	4,136
Cliffs Natural Resources Inc. 6.25% 2040	2,000	2,101
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,350	5,650
Packaging Dynamics Corp. 8.75% 20165	2,865	3,012
Arbermarle Corp. 5.10% 2015	2,570	2,772
Lyondell Chemical Co. 8.00% 2017	2,095	2,346
Rockwood Specialties Group, Inc. 7.50% 2014	2,065	2,106
Airgas, Inc. 7.125% 2018	1,250	1,367
Praxair, Inc. 4.375% 2014	1,000	1,077
CEMEX SA 9.25% 20205	979	832
CRH America, Inc. 8.125% 2018	500	586
		625,061

UTILITIES — 0.81%
Edison Mission Energy 7.50% 2013	32,525	28,622
Edison Mission Energy 7.75% 2016	25,300	17,077
Midwest Generation, LLC, Series B, 8.56% 20167	11,412	11,355
Edison Mission Energy 7.00% 2017	16,575	9,696
Edison Mission Energy 7.20% 2019	36,150	20,605
Edison Mission Energy 7.625% 2027	15,350	8,289
TXU, Term Loan, 4.795% 20176,7,8	74,192	46,061
Texas Competitive Electric Holdings Co. LLC, 11.50% 20205	39,780	30,233
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	34,521
Consumers Energy Co. 5.65% 2020	4,731	5,648
CMS Energy Corp. 6.25% 2020	20,000	21,808
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,882
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,959
NV Energy, Inc 6.25% 2020	17,500	19,004
MidAmerican Energy Co. 5.95% 2017	10,625	12,734
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,636
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,796
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	4,119
AES Corp. 7.75% 2015	10,000	11,050
AES Corp. 8.00% 2017	4,000	4,510
AES Corp. 8.00% 2020	7,000	7,980
AES Corp. 7.375% 20215	10,125	11,239
Electricité de France SA 5.50% 20145	19,000	20,345
Electricité de France SA 6.95% 20395	8,000	9,515
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	14,803
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,257
E.ON International Finance BV 5.80% 20185	17,000	19,613
NRG Energy, Inc. 7.375% 2017	14,400	14,922
NRG Energy, Inc. 8.25% 2020	3,850	3,812
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	17,400
Intergen Power 9.00% 20175	16,000	17,040
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	10,975
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20175	4,000	4,390
Allegheny Energy Supply Co., LLC 8.25% 20125	13,835	14,015
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,241
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,486
Entergy Corp. 4.70% 2017	8,000	8,268
Eskom Holdings Ltd. 5.75% 20215	6,820	7,161
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,910
Xcel Energy Inc. 4.70% 2020	5,000	5,710
Teco Finance, Inc. 5.15% 2020	5,000	5,704
Israel Electric Corp. Ltd. 8.10% 20965	4,905	4,999
AES Panamá, SA 6.35% 20165	4,500	4,894
National Grid PLC 6.30% 2016	4,000	4,619
Constellation Energy Group, Inc. 4.55% 2015	1,535	1,661
Constellation Energy Group, Inc. 5.15% 2020	1,465	1,639
Veolia Environnement 6.00% 2018	2,500	2,795
Enel Finance International SA 6.00% 20395	3,000	2,560
Colbun SA 6.00% 20205	2,000	2,168
Iberdrola Finance Ireland 5.00% 20195	1,060	1,042
		567,768

ASSET-BACKED OBLIGATIONS7 — 0.13%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,834	2,875
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	10,429	10,735
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,459
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,077
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,233
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.206% 20356	10,000	7,379
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.406% 20266	2,981	2,186
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.406% 20296	6,301	4,609
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.425% 20376	3,101	2,254
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.435% 20376	5,377	3,914
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20355	3,949	3,954
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20355,6	1,145	1,046
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20135	1,044	1,059
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20145	2,977	2,980
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20165	3,000	3,339
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,157
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,765
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20336	2,750	2,667
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.401% 20346	3,317	2,558
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.436% 20376	3,102	2,285
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.376% 20376	14,901	1,261
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.876% 20336	92	75
		88,867

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.11%
Polish Government 5.25% 2014	1,500	1,586
Polish Government 6.375% 2019	18,985	21,429
Hungarian Government 6.25% 2020	19,735	18,354
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,000	10,339
Province of Ontario, Series 1, 1.875% 2012	10,000	10,112
Croatian Government 6.75% 2019	5,500	5,233
Croatian Government 6.625% 20205	2,000	1,900
Croatian Government 6.375% 20215	1,175	1,086
Russian Federation 7.50% 20307	4,818	5,721
Brazil (Federal Republic of) Global 7.125% 2037	2,000	2,731
KfW 1.00% 2015	1,825	1,838
		80,329

MUNICIPALS — 0.06%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	28,935
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20305	7,500	7,786
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	2,236	2,159
		38,880

Total bonds & notes (cost: $19,404,605,000)		20,146,962

Short-term securities — 5.93%

Fannie Mae 0.04%–0.23% due 2/1/2012–1/7/2013	1,289,162	1,288,796
Freddie Mac 0.07%–0.20% due 2/14–12/27/2012	956,290	955,982
Federal Home Loan Bank 0.03%–0.20% due 2/3–11/6/2012	470,850	470,756
Straight-A Funding LLC 0.16%–0.19% due 3/6–4/18/20125	235,635	235,603
U.S. Treasury Bills 0.046%–0.14% due 2/9–7/12/2012	196,200	196,162
Jupiter Securitization Co., LLC 0.22%–0.23% due 2/6–3/13/20125	110,000	109,977
Chariot Funding, LLC 0.13% due 2/13/20125	53,592	53,589
Coca-Cola Co. 0.11%–0.13% due 4/24–5/3/20125	113,000	112,965
Private Export Funding Corp. 0.12%–0.20% due 2/27–4/3/20125	66,585	66,558
Procter & Gamble Co. 0.07%–0.15% due 2/16–4/11/20125	65,000	64,996
Walt Disney Co. 0.10% due 5/23–5/25/20125	59,500	59,469
ExxonMobil Corp. 0.03% due 2/13/2012	50,000	49,999
National Rural Utilities Cooperative Finance Corp. 0.07% due 2/28/2012	50,000	49,997
Variable Funding Capital Company LLC 0.19%–0.20% due 3/5–3/13/20125	50,000	49,989
Federal Farm Credit Banks 0.13%–0.19% due 7/25–9/12/2012	50,000	49,974
NetJets Inc. 0.06%–0.08% due 2/6–2/13/20125	42,500	42,499
General Electric Co. 0.11% due 3/20/2012	41,900	41,894
Google Inc. 0.03% due 2/24/20125	40,000	39,999
eBay Inc. 0.10% due 5/10/20125	34,000	33,987
Medtronic Inc. 0.04%–0.10% due 2/28–3/15/20125	33,700	33,695
John Deere Credit Ltd. 0.07% due 2/10/20125	26,700	26,699
Merck & Co. Inc. 0.06% due 2/27/20125	25,000	24,999
Johnson & Johnson 0.04%–0.11% due 4/3–5/1/20125	24,800	24,794
Texas Instruments Inc. 0.20% due 4/2/20125	22,000	21,993
Kimberly-Clark Worldwide Inc. 0.07% due 2/21/20125	15,000	14,999
Wal-Mart Stores, Inc. 0.04% due 2/24/20125	4,100	4,100

Total short-term securities (cost: $4,124,172,000)		4,124,470

Total investment securities (cost: $64,800,822,000)		70,090,487
Other assets less liabilities		(484,455)

Net assets		$69,606,032

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $197,197,000, which represented .28% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$14,653	$18,149	.03%
Atrium Corp.	4/30/2010	163	10	.00
Total restricted securities		$14,816	$18,159	.03%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,402,566,000, which represented 7.76% of the net assets of the fund.

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,377,438,000, which represented 1.98% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
11Step bond; coupon rate will increase at a later date.
12Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-906-0312O-S29441

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 30, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: March 30, 2012